UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric

Tax-Managed Emerging Markets Fund

Semiannual Report

December 31, 2018

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by enrolling at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report December 31, 2018

Parametric

Tax-Managed Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	37

Officers and Trustees	38

Important Notices	39

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Performance1,2

Portfolio Managers Thomas C. Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Institutional Class at NAV	06/30/1998	06/30/1998	–6.59%	–13.20%	0.08%	7.67%
MSCI Emerging Markets Index	—	—	–8.49%	–14.58%	1.65%	8.02%

% After-Tax Returns		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
After Taxes on Distributions		06/30/1998	06/30/1998	–13.25%	–0.14%	7.48%
After Taxes on Distributions and Sales of Fund Shares		—	—	–7.08	0.22	6.68

% Total Annual Operating Expense Ratio[3]						Institutional Class
						0.95%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

America Movil SAB de CV, Series L	1.1%

Sberbank of Russia PJSC	0.8

Naspers, Ltd., Class N	0.8

China Mobile, Ltd.	0.7

Lukoil PJSC ADR	0.7

Credicorp, Ltd.	0.6

Sasol, Ltd.	0.5

Petroleo Brasileiro SA, PFC Shares	0.5

Samsung Electronics Co., Ltd.	0.5

Ahli United Bank BSC	0.4

Total	6.6%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Institutional Class shares are offered at net asset value (NAV). Prior to September 1, 2016, Institutional Class shares were subject to a 2% redemption fee at the time of exchange or redemption. Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/ local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratio for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

Effective May 1, 2019, the portfolio managers of the Fund will be Thomas C. Seto, Paul Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC.

4

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2018 – December 31, 2018).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (7/1/18)	Ending Account Value (12/31/18)	Expenses Paid During Period* (7/1/18 – 12/31/18)	Annualized Expense Ratio

Actual
Institutional Class	$1,000.00	$934.10	$4.68	0.96%

Hypothetical
(5% return per year before expenses)
Institutional Class	$1,000.00	$1,020.40	$4.89	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2018.

5

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value

Argentina — 0.7%

Adecoagro SA(1)	128,000	$890,880

Arcos Dorados Holdings, Inc., Class A	105,900	836,610

Banco Macro SA, Class B	130,676	568,888

BBVA Banco Frances SA	76,594	287,787

BBVA Banco Frances SA ADR	32,200	364,826

Cresud SA ADR	19,400	235,710

Grupo Financiero Galicia SA, Class B ADR	71,100	1,960,227

IRSA Inversiones y Representaciones SA	119,544	153,743

IRSA Propiedades Comerciales SA	1,325	6,705

Ledesma SAAI(1)	259,501	84,066

MercadoLibre, Inc.	17,500	5,124,875

Molinos Agro SA	18,283	103,406

Molinos Rio de la Plata SA, Class B(1)	75,026	73,711

Pampa Energia SA ADR(1)	77,260	2,457,641

Telecom Argentina SA ADR	102,600	1,596,456

Ternium Argentina SA	2,005,200	700,169

Transportadora de Gas del Sur SA	252,923	738,755

YPF SA ADR	101,600	1,360,424

		$17,544,879

Bahrain — 0.8%

Ahli United Bank BSC	16,892,374	$11,330,992

Al Salam Bank-Bahrain BSC	14,953,766	3,634,642

GFH Financial Group BSC	11,232,727	2,765,098

Ithmaar Holding BSC(1)	21,954,746	1,810,607

		$19,541,339

Bangladesh — 0.8%

ACI, Ltd.	129,325	$506,860

Aftab Automobiles, Ltd.	378,354	207,537

Al-Arafah Islami Bank, Ltd.	2,174,488	513,308

Bangladesh Export Import Co., Ltd.	3,361,221	927,203

Bangladesh Submarine Cable Co., Ltd.	178,728	199,814

Beximco Pharmaceuticals, Ltd.	361,957	342,286

BRAC Bank, Ltd.(1)	477,896	411,215

British American Tobacco Bangladesh Co., Ltd.	41,583	1,767,556

BSRM Steels, Ltd.	1,375,000	986,972

City Bank, Ltd. (The)	933,797	339,732

Grameenphone, Ltd.	511,299	2,259,893

Heidelberger Cement Bangladesh, Ltd.	103,700	416,362

Islami Bank Bangladesh, Ltd.	1,587,087	460,268

Jamuna Oil Co., Ltd.	212,850	487,282

Khulna Power Co., Ltd.	1,070,095	748,147

LafargeHolcim Bangladesh, Ltd.	396,773	207,287

Security	Shares	Value

Bangladesh (continued)

LankaBangla Finance, Ltd.	1,102,357	$302,971

Malek Spinning Mills, Ltd.	1,020,000	213,743

Meghna Petroleum, Ltd.	210,100	471,578

National Bank, Ltd.(1)	3,654,721	405,719

Olympic Industries, Ltd.	311,098	794,850

Padma Oil Co., Ltd.	175,100	467,366

Pubali Bank, Ltd.	2,018,443	630,177

Renata, Ltd.	30,361	416,199

Singer Bangladesh, Ltd.	165,593	437,356

Social Islami Bank, Ltd.(1)	2,833,792	518,134

Southeast Bank, Ltd.(1)	2,195,925	405,969

Square Pharmaceuticals, Ltd.	552,572	1,669,948

Summit Power, Ltd.	767,049	360,365

Titas Gas Transmission & Distribution Co., Ltd.	1,339,434	580,481

Unique Hotel & Resorts, Ltd.	1,004,743	636,024

United Airways Bangladesh, Ltd.(1)	7,278,815	251,284

United Commercial Bank, Ltd.	1,270,726	264,290

		$19,608,176

Botswana — 0.4%

Barclays Bank of Botswana, Ltd.	1,308,506	$637,377

Botswana Insurance Holdings, Ltd.	825,133	1,348,622

First National Bank of Botswana, Ltd.	7,511,600	1,716,097

Letshego Holdings, Ltd.	16,310,999	2,468,740

Sechaba Breweries Holdings, Ltd.	1,086,400	2,028,309

Sefalana Holding Co.	991,000	812,236

Standard Chartered Bank Botswana, Ltd.(1)	850,790	301,801

		$9,313,182

Brazil — 6.0%

Aliansce Shopping Centers SA	161,000	$794,251

AMBEV SA	2,062,925	8,186,231

Atacadao Distribuicao Comercio e Industria Ltda	144,200	673,051

B2W Cia Digital(1)	149,500	1,620,845

B3 SA - Brasil Bolsa Balcao	404,085	2,795,206

Banco Bradesco SA, PFC Shares	547,338	5,458,199

Banco do Brasil SA	56,600	678,923

BR Malls Participacoes SA	1,230,400	4,149,217

BR Properties SA	113,000	239,076

Braskem SA, PFC Shares	82,200	1,004,873

BRF SA(1)	48,966	277,062

CCR SA	160,000	462,362

Centrais Eletricas Brasileiras SA, PFC Shares	448,866	3,262,480

Cia Brasileira de Distribuicao, PFC Shares	52,556	1,098,106

Cia de Saneamento Basico do Estado de Sao Paulo	61,700	501,464

6	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)

Cia de Saneamento Basico do Estado de Sao Paulo ADR	372,098	$3,002,831

Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	39,663	707,963

Cia Hering	155,800	1,175,409

Cia Siderurgica Nacional SA(1)	84,900	193,644

Cia Siderurgica Nacional SA ADR(1)	62,200	136,218

Cielo SA	545,438	1,251,098

Construtora Tenda SA	62,686	519,020

Cosan SA	123,000	1,061,880

CPFL Energia SA	265,091	1,973,263

CVC Brasil Operadora e Agencia de Viagens SA	91,021	1,436,797

Cyrela Brazil Realty SA Empreendimentos e Participacoes	191,224	763,268

Duratex SA	271,983	830,177

EcoRodovias Infraestrutura e Logistica SA	98,900	239,355

EDP-Energias do Brasil SA	331,900	1,263,117

Embraer SA	268,332	1,500,984

Embraer SA ADR	3,652	80,819

Engie Brasil Energia SA	120,125	1,023,422

Equatorial Energia SA	197,000	3,789,801

Estacio Participacoes SA	246,300	1,509,924

Ez Tec Empreendimentos e Participacoes SA	111,094	717,170

Fibria Celulose SA	24,585	428,806

Fibria Celulose SA ADR	54,900	944,829

Fleury SA	191,500	977,326

Gafisa SA(1)	64,286	280,316

Gerdau SA, PFC Shares	227,900	871,439

Gol Linhas Aereas Inteligentes SA, PFC Shares	242,400	1,569,823

Hypera SA	541,800	4,221,727

Iguatemi Empresa de Shopping Centers SA	125,100	1,342,749

Instituto Hermes Pardini SA	81,900	395,157

Itau Unibanco Holding SA, PFC Shares	661,993	6,063,536

Itausa-Investimentos Itau SA, PFC Shares	961,354	2,996,364

JBS SA	569,502	1,703,032

Klabin SA, PFC Shares	981,500	716,673

Linx SA	60,800	511,406

Localiza Rent a Car SA	768,528	5,899,170

LOG Commercial Properties e Participacoes SA(1)	34,401	159,947

Lojas Americanas SA, PFC Shares	440,490	2,238,961

Lojas Renner SA	327,591	3,583,786

M Dias Branco SA	60,700	670,312

Magazine Luiza SA	53,508	2,499,824

Marcopolo SA, PFC Shares	696,300	732,995

MRV Engenharia e Participacoes SA	476,800	1,520,544

Multiplan Empreendimentos Imobiliarios SA	864,600	5,423,060

Natura Cosmeticos SA	143,300	1,663,807

Security	Shares	Value

Brazil (continued)

Odontoprev SA	779,700	$2,766,142

Oi SA ADR	315,800	81,919

Oi SA, PFC Shares	248,684	80,847

Pagseguro Digital, Ltd., Class A(1)	225,100	4,216,123

Petroleo Brasileiro SA, PFC Shares	2,190,277	12,816,999

Raia Drogasil SA	107,800	1,589,568

Randon SA Implementos e Participacoes, PFC Shares	198,512	474,288

Rumo SA(1)	387,599	1,700,105

Sao Martinho SA	133,410	626,131

Suzano Papel e Celulose SA	156,400	1,536,660

Telefonica Brasil SA, PFC Shares	74,605	889,889

TIM Participacoes SA	1,575,044	4,815,654

Totvs SA	91,400	640,266

Transmissora Alianca de Energia Electrica SA	444,093	2,704,146

Ultrapar Participacoes SA	103,648	1,422,711

Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	539,771

Vale SA	715,518	9,415,318

Weg SA	1,175,096	5,317,986

		$153,427,618

Bulgaria — 0.1%

Albena AD	3,379	$86,979

Bulgartabak Holding(1)	3,450	32,098

CB First Investment Bank AD(1)	54,000	106,549

Chimimport AD	825,588	962,801

Industrial Holding Bulgaria PLC(1)	576,865	345,734

Petrol AD(1)	19,052	8,928

Sopharma AD	303,500	626,379

		$2,169,468

Chile — 2.9%

AES Gener SA	1,713,702	$477,812

Aguas Andinas SA, Series A	2,872,891	1,575,081

Almendral SA	7,092,000	423,068

AntarChile SA	44,419	583,079

Banco de Chile	30,328,153	4,330,283

Banco de Chile ADR	12,399	354,611

Banco de Credito e Inversiones SA	46,945	3,048,043

Banco Santander Chile ADR	118,249	3,535,645

Besalco SA	596,000	523,948

Cap SA	86,946	761,717

Cencosud SA	1,993,533	3,590,658

Cia Cervecerias Unidas SA ADR	119,300	2,998,009

Cia Sud Americana de Vapores SA(1)	10,829,733	311,316

7	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chile (continued)

Colbun SA	5,553,984	$1,120,400

Embotelladora Andina SA, Series A ADR	6,700	124,084

Embotelladora Andina SA, Series A, PFC Shares	179,519	581,962

Embotelladora Andina SA, Series B ADR	49,672	1,133,515

Empresa Nacional de Telecomunicaciones SA	300,687	2,339,640

Empresas CMPC SA	1,260,049	3,999,112

Empresas COPEC SA	751,567	9,016,638

Enel Americas SA	7,896,770	1,388,193

Enel Americas SA ADR	140,171	1,250,325

Enel Chile SA	4,683,503	451,142

Enel Chile SA ADR	257,006	1,272,180

Engie Energia Chile SA	253,400	460,429

Forus SA	64,662	177,029

Inversiones Aguas Metropolitanas SA	613,640	893,050

Itau CorpBanca	145,664,426	1,363,872

Latam Airlines Group SA	169,643	1,689,683

Latam Airlines Group SA ADR	248,748	2,562,104

Parque Arauco SA	818,312	1,817,148

Quinenco SA	288,948	753,180

Ripley Corp. SA	1,334,100	1,105,342

S.A.C.I. Falabella	1,179,842	8,626,787

Salfacorp SA	1,194,378	1,695,191

Sigdo Koppers SA	678,341	1,020,346

Sociedad Matriz SAAM SA	6,677,681	573,472

Sociedad Quimica y Minera de Chile SA ADR	103,800	3,975,540

Sonda SA	1,554,424	2,418,988

Vina Concha y Toro SA	146,373	283,297

Vina Concha y Toro SA ADR(1)	26,701	1,033,567

		$75,639,486

China — 11.8%

3SBio, Inc.(2)	527,000	$673,728

AECC Aviation Power Co., Ltd.	66,500	211,020

Agile Group Holdings, Ltd.	486,000	573,339

Agricultural Bank of China, Ltd., Class H	1,705,000	746,784

Air China, Ltd., Class H	1,770,000	1,532,014

Aisino Corp.	73,800	246,565

Alibaba Group Holding, Ltd. ADR(1)	19,000	2,604,330

Aluminum Corp. of China, Ltd., Class H(1)	5,922,000	1,895,062

Angang Steel Co., Ltd., Class H	1,148,000	791,939

Anhui Conch Cement Co., Ltd., Class H	1,034,500	5,002,605

ANTA Sports Products, Ltd.	676,000	3,236,254

AVIC Aircraft Co., Ltd., Class A	162,200	313,572

Baidu, Inc. ADR(1)	13,700	2,172,820

Bank of Beijing Co., Ltd.	395,520	323,530

Bank of China, Ltd., Class H	5,324,000	2,295,189

Security	Shares	Value

China (continued)

Bank of Communications, Ltd., Class H	2,201,300	$1,718,846

Bank of Nanjing Co., Ltd.	294,427	277,381

Bank of Ningbo Co., Ltd., Class A	87,300	206,526

BBMG Corp., Class H	3,378,000	1,063,753

BeiGene, Ltd. ADR(1)	24,425	3,425,850

Beijing Capital International Airport Co., Ltd., Class H	596,000	632,550

Beijing Enterprises Holdings, Ltd.	223,500	1,185,095

Beijing Enterprises Water Group, Ltd.	3,456,000	1,764,028

Beijing Orient Landscape & Environment Co., Ltd., Class A	94,800	96,486

Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	82,619	156,288

Beijing Originwater Technology Co., Ltd., Class A	292,776	333,908

Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	60,580	87,117

Beijing Tongrentang Co., Ltd.	47,000	188,812

Beijing Water Business Doctor Co., Ltd., Class A	73,000	81,888

Beijing Xinwei Technology Group Co., Ltd.(1)(3)	93,610	0

Beiqi Foton Motor Co., Ltd.	407,100	108,148

BOE Technology Group Co., Ltd., Class A	911,100	350,186

BYD Co., Ltd., Class H	575,000	3,683,113

Cangzhou Mingzhu Plastic Co., Ltd., Class A	165,750	102,122

CGN Power Co., Ltd., Class H(2)	6,329,000	1,502,687

Changchun High & New Technology Industry Group, Inc., Class A	10,400	265,566

Changjiang Securities Co., Ltd., Class A	141,300	106,282

Chengdu Xingrong Environment Co., Ltd., Class A	238,200	140,121

China Agri-Industries Holdings, Ltd.	2,380,000	847,681

China Baoan Group Co., Ltd., Class A	175,040	110,079

China Bluechemical, Ltd., Class H	1,348,000	423,509

China Cinda Asset Management Co., Ltd., Class H	3,202,000	776,077

China CITIC Bank Corp., Ltd., Class H	1,627,000	987,079

China Coal Energy Co., Ltd., Class H	1,005,000	395,368

China Communications Construction Co., Ltd., Class H	1,677,000	1,581,131

China Communications Services Corp., Ltd., Class H	2,166,000	1,795,897

China Construction Bank Corp., Class H	6,290,580	5,151,060

China Dongxiang Group Co., Ltd.	3,981,000	609,426

China Eastern Airlines Corp., Ltd., Class H	1,436,000	796,517

China Everbright Bank Co., Ltd.	341,400	184,156

China Everbright International, Ltd.	1,584,148	1,419,599

China Everbright, Ltd.	456,000	808,256

China Evergrande Group	757,000	2,261,543

China Fortune Land Development Co., Ltd.	52,400	194,930

China Gas Holdings, Ltd.	1,086,000	3,872,449

China Gezhouba Group Co., Ltd.	152,700	141,016

China Huishan Dairy Holdings Co., Ltd.(1)(3)	1,750,000	0

8	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

China International Marine Containers Co., Ltd.	413,812	$397,112

China International Travel Service Corp., Ltd.	62,976	553,031

China Life Insurance Co., Ltd., Class H	178,000	376,424

China Longyuan Power Group Corp., Ltd., Class H	2,519,000	1,719,586

China Medical System Holdings, Ltd.	702,000	655,317

China Mengniu Dairy Co., Ltd.	1,601,000	4,981,545

China Merchants Bank Co., Ltd., Class H	512,500	1,871,543

China Merchants Port Holdings Co., Ltd.	790,000	1,420,429

China Merchants Shekou Industrial Zone Holdings Co., Ltd.(3)	935,251	0

China Minsheng Banking Corp., Ltd., Class H	1,036,920	715,179

China Mobile, Ltd.	1,910,400	18,486,163

China Modern Dairy Holdings, Ltd.(1)	2,514,000	250,222

China Molybdenum Co., Ltd., Class H	4,218,000	1,553,293

China National Building Material Co., Ltd., Class H	2,156,000	1,475,264

China National Nuclear Power Co., Ltd.	227,000	174,527

China Northern Rare Earth Group High-Tech Co., Ltd.	185,300	237,452

China Oilfield Services, Ltd., Class H	1,832,000	1,576,595

China Overseas Land & Investment, Ltd.	760,360	2,621,577

China Pacific Insurance (Group) Co., Ltd., Class H	282,800	913,858

China Petroleum & Chemical Corp., Class H	11,161,800	7,956,236

China Power International Development, Ltd.	2,268,000	514,678

China Railway Construction Corp., Ltd., Class H	947,500	1,316,047

China Railway Group, Ltd., Class H	2,265,000	2,063,817

China Resources Beer Holdings Co., Ltd.	968,000	3,384,308

China Resources Cement Holdings, Ltd.	870,000	784,509

China Resources Gas Group, Ltd.	610,000	2,417,164

China Resources Land, Ltd.	537,111	2,066,090

China Resources Medical Holdings Co., Ltd.	803,000	523,946

China Resources Pharmaceutical Group, Ltd.(2)	278,000	362,059

China Resources Power Holdings Co., Ltd.	1,087,000	2,090,772

China Shenhua Energy Co., Ltd., Class H	1,654,500	3,608,373

China Shipbuilding Industry Co., Ltd.	375,300	232,799

China South City Holdings, Ltd.	1,106,000	156,691

China Southern Airlines Co., Ltd., Class H	2,064,500	1,265,864

China Sports Industry Group Co., Ltd.	69,000	89,727

China State Construction Engineering Corp., Ltd.	331,520	275,850

China Taiping Insurance Holdings Co., Ltd.	277,000	761,578

China Telecom Corp., Ltd., Class H	7,572,000	3,879,641

China Travel International Investment Hong Kong, Ltd.	1,660,000	442,991

China Unicom (Hong Kong), Ltd.	2,590,290	2,759,713

China Union Holdings, Ltd., Class A	306,600	246,850

China United Network Communications, Ltd., Class A	983,766	742,492

China Vanke Co., Ltd., Class H	723,217	2,449,273

China Yangtze Power Co., Ltd.	236,900	548,441

Chongqing Changan Automobile Co., Ltd., Class A	98,738	94,962

Security	Shares	Value

China (continued)

CIFI Holdings Group Co., Ltd.	990,000	$524,764

CITIC Guoan Information Industry Co., Ltd., Class A	585,250	288,509

CITIC, Ltd.	1,614,000	2,532,657

CNOOC, Ltd.	5,344,500	8,232,255

COFCO Tunhe Sugar Co., Ltd.	116,500	125,212

COSCO SHIPPING Development Co., Ltd., Class H(1)	3,803,000	387,695

COSCO SHIPPING Energy Transportation Co., Ltd., Class H	1,778,000	885,599

COSCO SHIPPING Holdings Co., Ltd., Class H(1)	2,729,150	1,024,877

COSCO SHIPPING Ports, Ltd.	528,000	519,085

Country Garden Holdings Co., Ltd.	2,431,000	2,951,978

Country Garden Services Holdings Co., Ltd.(1)	279,425	442,397

CSPC Pharmaceutical Group, Ltd.	2,054,000	2,948,456

Ctrip.com International, Ltd. ADR(1)	108,700	2,941,422

Daqin Railway Co., Ltd.	164,362	197,261

Datang International Power Generation Co., Ltd., Class H	3,276,000	770,512

Deluxe Family Co., Ltd.	311,800	138,829

DHC Software Co., Ltd., Class A	183,200	186,179

Dong-E-E-Jiao Co., Ltd., Class A	55,200	318,790

Dongfeng Motor Group Co., Ltd., Class H	1,748,000	1,588,731

Dr Peng Telecom & Media Group Co., Ltd.	473,778	487,152

East Money Information Co., Ltd., Class A	113,760	201,022

Financial Street Holdings Co., Ltd., Class A	298,166	280,366

Fullshare Holdings, Ltd.	3,655,000	840,111

GD Power Development Co., Ltd.	566,200	211,511

GEM Co., Ltd., Class A	217,400	121,971

Gemdale Corp.	247,101	346,933

GoerTek, Inc., Class A	307,800	308,932

Golden Eagle Retail Group, Ltd.	366,000	379,251

Great Wall Motor Co., Ltd., Class H	2,510,250	1,443,228

Gree Electric Appliances, Inc. of Zhuhai, Class A(1)	129,000	673,514

Greentown China Holdings, Ltd.	235,500	177,103

Guangdong Baolihua New Energy Stock Co., Ltd., Class A	257,300	252,531

Guangdong Golden Dragon Development, Inc., Class A	98,800	130,994

Guangdong Investment, Ltd.	2,320,000	4,482,656

Guangdong Shaoneng Group Co., Ltd., Class A	732,110	397,648

Guanghui Energy Co., Ltd.	682,345	374,862

Guangzhou Automobile Group Co., Ltd., Class H	2,451,199	2,443,767

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	210,000	751,678

Guangzhou R&F Properties Co., Ltd., Class H	670,400	1,014,467

Guosen Securities Co., Ltd., Class A	176,600	216,079

Guoxuan High-Tech Co., Ltd., Class A	63,830	107,825

Guoyuan Securities Co., Ltd., Class A	159,500	162,689

Han’s Laser Technology Industry Group Co., Ltd., Class A	46,800	207,851

9	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Hangzhou Hikvision Digital Technology Co., Ltd., Class A	111,200	$419,603

Harbin Pharmaceutical Group Co., Ltd.	150,695	86,868

Henan Shuanghui Investment & Development Co., Ltd., Class A	61,400	211,686

Hengan International Group Co., Ltd.	403,000	2,925,928

Hengtong Optic-electric Co., Ltd.	98,560	244,946

Hesteel Co., Ltd., Class A	284,800	118,213

Huabao International Holdings, Ltd.	492,000	208,566

Huadian Fuxin Energy Corp., Ltd.	820,000	199,527

Huadian Power International Corp., Ltd., Class H	2,642,000	1,191,530

Huadong Medicine Co., Ltd., Class A	44,300	171,159

Hualan Biological Engineering, Inc., Class A	62,200	297,925

Huaneng Power International, Inc., Class H	6,520,000	4,138,502

Huaneng Renewables Corp., Ltd., Class H	2,704,000	726,728

Huaxia Bank Co., Ltd.	287,622	309,964

Huayi Brothers Media Corp., Class A	312,765	214,226

Huayu Automotive Systems Co., Ltd.	82,100	220,438

Hubei Energy Group Co., Ltd., Class A	272,100	145,804

Humanwell Healthcare Group Co., Ltd.	69,600	103,213

Hundsun Technologies, Inc.	33,750	256,497

Iflytek Co., Ltd., Class A	37,950	136,849

iKang Healthcare Group, Inc. ADR(1)	14,800	301,624

Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	3,353,589

Industrial Bank Co., Ltd.	179,000	390,104

Inner Mongolia BaoTou Steel Union Co., Ltd.	737,800	159,273

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,200	378,220

JD.com, Inc. ADR(1)	39,400	824,642

Jiangsu Changjiang Electronics Technology Co., Ltd.	76,294	91,875

Jiangsu Expressway Co., Ltd., Class H	796,000	1,111,072

Jiangsu Hengrui Medicine Co., Ltd.	64,116	494,371

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	25,000	346,455

Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	81,550	233,224

Jiangxi Copper Co., Ltd., Class H	1,415,000	1,662,962

Jiangxi Ganfeng Lithium Co., Ltd., Class A	103,400	334,323

Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	64,100	134,977

Jinke Properties Group Co., Ltd., Class A	361,000	326,315

Jinyu Bio-Technology Co., Ltd.	73,710	178,764

Jizhong Energy Resources Co., Ltd., Class A	283,400	156,048

Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	41,300	177,804

Kaidi Ecological and Environmental Technology Co., Ltd., Class A(1)	321,500	56,950

Kangde Xin Composite Material Group Co., Ltd., Class A	113,300	125,797

Kangmei Pharmaceutical Co., Ltd.	106,000	142,790

Security	Shares	Value

China (continued)

Kingboard Holdings., Ltd.	169,200	$451,382

Kingfa Sci & Tech Co., Ltd.	171,400	123,947

Kweichow Moutai Co., Ltd.	10,010	864,651

KWG Group Holdings, Ltd.	618,500	548,004

Lee & Man Paper Manufacturing, Ltd.	876,000	741,354

Lenovo Group, Ltd.	2,596,000	1,753,694

Lepu Medical Technology Beijing Co., Ltd., Class A	69,200	210,121

Leyou Technologies Holdings, Ltd.(1)	1,240,000	345,084

Li Ning Co., Ltd.(1)	1,892,312	2,032,712

Liaoning Cheng Da Co., Ltd.	72,015	110,025

Longfor Group Holdings, Ltd.	841,000	2,501,223

LONGi Green Energy Technology Co., Ltd.	94,641	240,837

Lonking Holdings, Ltd.	2,438,000	629,912

Luxshare Precision Industry Co., Ltd., Class A	199,290	409,206

Luye Pharma Group, Ltd.(2)	1,117,000	777,439

Luzhou Laojiao Co., Ltd., Class A	31,300	185,880

Maanshan Iron & Steel Co., Ltd., Class H	2,099,000	926,042

Midea Group Co., Ltd., Class A	96,300	520,135

MMG, Ltd.(1)	796,000	341,964

NARI Technology Co., Ltd.	85,600	231,570

NavInfo Co., Ltd., Class A	64,800	133,713

NetEase, Inc. ADR	5,200	1,223,924

Neusoft Corp.	74,400	125,616

New Hope Liuhe Co., Ltd., Class A	264,326	280,654

New Oriental Education & Technology Group, Inc. ADR(1)	50,300	2,756,943

Nine Dragons Paper Holdings, Ltd.	1,412,000	1,304,352

O-film Tech Co., Ltd., Class A	65,793	88,380

Oceanwide Holdings Co., Ltd., Class A	270,200	183,983

Offshore Oil Engineering Co., Ltd.	168,800	120,385

Oriental Energy Co., Ltd., Class A	310,600	365,436

Ourpalm Co., Ltd., Class A	363,500	187,971

Parkson Retail Group, Ltd.	664,500	47,391

Perfect World Co. Ltd/China, Class A	59,700	242,608

PetroChina Co., Ltd., Class H	2,088,300	1,295,782

PICC Property & Casualty Co., Ltd., Class H	513,000	523,447

Ping An Bank Co., Ltd., Class A	457,200	625,627

Ping An Insurance (Group) Co. of China, Ltd., Class H	477,500	4,212,512

Pingdingshan Tianan Coal Mining Co., Ltd.(1)	262,515	135,095

Poly Developments and Holdings Group Co., Ltd., Class A	292,400	503,748

Poly Property Group Co., Ltd.	1,579,000	493,845

Power Construction Corp. of China, Ltd.	186,917	132,515

Qingdao Haier Co., Ltd.	135,829	274,826

Qinghai Salt Lake Industry Co., Ltd., Class A(1)	106,500	108,631

Qingling Motors Co., Ltd., Class H	1,448,966	372,295

RiseSun Real Estate Development Co., Ltd., Class A	223,100	258,836

10	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

SAIC Motor Corp., Ltd.	135,500	$527,182

Sanan Optoelectronics Co., Ltd.	132,000	218,008

SDIC Power Holdings Co., Ltd.	112,800	132,390

Semiconductor Manufacturing International Corp.(1)	1,241,200	1,082,149

Shandong Gold Mining Co., Ltd.	44,309	194,524

Shandong Nanshan Aluminum Co., Ltd.	532,350	163,989

Shanghai Dazhong Public Utilities Group Co., Ltd., Class A	220,886	151,019

Shanghai Electric Group Co., Ltd., Class H	1,644,000	525,854

Shanghai Fosun Pharmaceutical Group Co., Ltd.	545,000	1,593,226

Shanghai Industrial Holdings, Ltd.	291,000	588,308

Shanghai Oriental Pearl Group Co., Ltd., Class A	300,595	449,495

Shanghai Pharmaceuticals Holding Co., Ltd., Class H	756,400	1,535,890

Shanghai Pudong Development Bank Co., Ltd., Class A	221,426	316,480

Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	75,400	164,014

Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	148,111

Shanxi Securities Co., Ltd., Class A	168,700	145,884

Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	232,100	186,091

Shenergy Co., Ltd.	227,799	162,071

Shenwan Hongyuan Group Co., Ltd., Class A	357,100	212,235

Shenzhen Energy Group Co., Ltd., Class A	241,960	185,423

Shenzhen Inovance Technology Co., Ltd., Class A	60,600	178,359

Shenzhen Investment, Ltd.	1,384,000	457,482

Shenzhen Overseas Chinese Town Co., Ltd., Class A	176,600	163,688

Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	56,300	171,842

Shenzhen Sunway Communication Co., Ltd., Class A	52,400	165,271

Shenzhen World Union Properties Consultancy, Inc., Class A	291,100	216,355

Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	219,739	126,852

Shimao Property Holdings, Ltd.	214,500	571,302

Shui On Land, Ltd.	1,556,500	346,589

Siasun Robot & Automation Co., Ltd., Class A	69,900	134,945

Sichuan Changhong Electric Co., Ltd.	307,800	103,881

Sichuan Chuantou Energy Co., Ltd.	152,000	192,246

Sihuan Pharmaceutical Holdings Group, Ltd.	928,000	162,069

SINA Corp.(1)	8,700	466,668

Sino Biopharmaceutical, Ltd.	3,257,500	2,144,374

Sino-Ocean Group Holding, Ltd.	1,881,500	829,751

Sinopec Oilfield Service Corp., Class H(1)	4,801,500	368,185

Sinopec Shanghai Petrochemical Co., Ltd., Class H	3,662,000	1,603,002

Sinopharm Group Co., Ltd., Class H	756,800	3,186,321

SOHO China, Ltd.(1)	381,500	136,249

Security	Shares	Value

China (continued)

Sohu.com, Ltd. ADR(1)	8,700	$151,554

Sun Art Retail Group, Ltd.	1,281,000	1,302,692

Sunac China Holdings, Ltd.	750,000	2,434,022

Suning.com Co., Ltd, Class A	138,200	198,742

Talkweb Information System Co., Ltd., Class A	380,500	234,630

Tasly Pharmaceutical Group Co., Ltd.	82,976	232,527

TBEA Co., Ltd.	168,219	166,932

TCL Corp., Class A	372,800	133,502

Tencent Holdings, Ltd.	242,900	9,735,510

Tianqi Lithium Corp., Class A	31,855	136,923

Tibet Water Resources, Ltd.(1)	528,000	184,779

Tingyi (Cayman Islands) Holding Corp.	1,198,000	1,604,490

Tonghua Dongbao Pharmaceutical Co., Ltd.	106,833	216,910

Tongling Nonferrous Metals Group Co., Ltd., Class A	443,200	127,384

TravelSky Technology, Ltd., Class H	984,000	2,521,949

Tsinghua Tongfang Co., Ltd.	106,100	150,668

Tsingtao Brewery Co., Ltd., Class H	654,000	2,639,543

Tus-Sound Environmental Resources Co., Ltd., Class A	78,680	119,481

Uni-President China Holdings, Ltd.	290,000	251,127

United Laboratories International Holdings, Ltd. (The)	362,000	191,728

Wanhua Chemical Group Co., Ltd.	52,720	215,389

Want Want China Holdings, Ltd.	3,646,000	2,550,992

Weibo Corp. ADR(1)	5,140	300,330

Weichai Power Co., Ltd., Class H	907,200	1,038,615

Wens Foodstuffs Group Co., Ltd., Class A	134,928	515,838

Western Mining Co., Ltd.	274,000	232,725

Western Securities Co., Ltd., Class A	166,539	186,523

WH Group, Ltd.(2)	3,991,500	3,065,658

Wintime Energy Co., Ltd.(1)	659,389	128,459

Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd., Class A	133,400	184,230

Wuliangye Yibin Co., Ltd., Class A	31,400	233,499

Xinhu Zhongbao Co., Ltd.	301,800	127,865

Xinjiang Zhongtai Chemical Co., Ltd., Class A	104,700	107,884

Yang Quan Coal Industry Group Co., Ltd.	189,257	139,379

Yango Group Co., Ltd., Class A	259,600	196,722

Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,517,926

Yanzhou Coal Mining Co., Ltd., Class H	1,652,000	1,334,220

Yonghui Superstores Co., Ltd.	140,200	160,762

Yonyou Network Technology Co., Ltd., Class A	59,400	185,026

Youngor Group Co., Ltd.	201,880	211,945

Yuan Longping High-tech Agriculture Co., Ltd., Class A	84,332	182,128

Yuexiu Property Co., Ltd.	3,386,000	622,263

Yunnan Baiyao Group Co., Ltd., Class A	19,521	210,447

11	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

Yunnan Chihong Zinc & Germanium Co., Ltd.	222,100	$132,874

Zhaojin Mining Industry Co., Ltd., Class H	409,500	415,509

Zhejiang China Commodities City Group Co., Ltd.	354,157	180,389

Zhejiang Dahua Technology Co., Ltd., Class A	94,600	158,813

Zhejiang Expressway Co., Ltd., Class H	870,000	754,762

Zhejiang Huahai Pharmaceutical Co., Ltd.	70,080	113,930

Zhejiang Longsheng Group Co., Ltd.	155,000	218,474

Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	84,800	96,310

Zhejiang Zheneng Electric Power Co., Ltd.	246,600	170,238

Zhengzhou Yutong Bus Co., Ltd.	66,400	114,989

Zhongjin Gold Corp., Ltd.	120,570	150,254

Zhuzhou CRRC Times Electric Co., Ltd., Class H	288,000	1,599,068

Zijin Mining Group Co., Ltd., Class H	7,732,000	2,930,177

ZTE Corp., Class H(1)	708,739	1,337,306

		$304,902,447

Colombia — 1.3%

Almacenes Exito SA	519,955	$1,985,356

Avianca Holdings SA, PFC Shares	554,449	283,414

Banco Davivienda SA, PFC Shares	164,849	1,569,555

Banco de Bogota SA	43,116	740,838

Bancolombia SA	86,292	807,784

Bancolombia SA ADR, PFC Shares	85,000	3,238,500

Bolsa de Valores de Colombia	121,383	446,660

Celsia SA ESP	773,260	952,437

Cementos Argos SA	409,358	877,331

Cementos Argos SA, PFC Shares	190,626	343,391

Cemex Latam Holdings SA(1)	206,452	235,219

Corporacion Financiera Colombiana SA(1)	115,019	580,850

Ecopetrol SA	4,480,900	3,649,571

Ecopetrol SA ADR	251,500	3,993,820

Empresa de Telecommunicaciones de Bogota SA(1)	1,017,738	79,131

Fabricato SA(1)	29,115,900	52,404

Grupo Argos SA	396,460	2,063,179

Grupo Argos SA, PFC Shares	140,122	625,641

Grupo Aval Acciones y Valores SA	1,683,100	494,694

Grupo Aval Acciones y Valores SA, PFC Shares	1,817,548	559,116

Grupo de Inversiones Suramericana SA	238,579	2,359,710

Grupo Energia Bogota SA ESP	2,027,382	1,104,993

Grupo Nutresa SA	426,615	3,087,129

Interconexion Electrica SA	945,400	4,069,805

Odinsa SA(3)	53,817	174,004

Organizacion Terpel SA	13,768	41,124

		$34,415,656

Security	Shares	Value

Croatia — 0.8%

AD Plastik DD	48,858	$1,328,713

Adris Grupa DD, PFC Shares	45,976	2,963,368

Atlantic Grupa DD	13,246	2,388,038

Atlantska Plovidba DD(1)	11,069	568,612

Ericsson Nikola Tesla DD	5,610	873,426

Hrvatski Telekom DD	254,249	5,918,369

Koncar-Elektroindustrija DD	6,024	498,126

Kras DD	3,067	177,429

Ledo DD(1)(3)	983	0

Petrokemija DD(1)	1,183	5,576

Podravka Prehrambena Industrija DD	40,146	2,324,348

Privredna Banka Zagreb DD	3,310	377,695

Valamar Riviera DD	298,489	1,695,996

Zagrebacka Banka DD	30,550	269,408

		$19,389,104

Czech Republic — 0.7%

CEZ AS	348,557	$8,308,959

Komercni Banka AS	219,211	8,277,092

New World Resources PLC, Class A(1)(3)	860,500	0

O2 Czech Republic AS	29,400	316,092

Philip Morris CR AS	2,867	1,793,904

		$18,696,047

Egypt — 0.7%

Alexandria Mineral Oils Co.	1,324,759	$460,354

Commercial International Bank Egypt SAE	1,068,329	4,465,525

Eastern Tobacco	2,141,120	1,958,623

Egypt Kuwait Holding Co. SAE	873,388	938,040

Egyptian Financial Group-Hermes Holding Co.(1)	591,772	496,001

Egyptian International Pharmaceuticals EIPICO	85,424	509,624

Egyptian Resorts Co.(1)	2,375,648	230,590

ElSewedy Electric Co.	2,422,800	2,448,064

Ezz Steel Co SAE(1)	740,231	745,705

Global Telecom Holding SAE(1)	6,446,866	1,319,689

Juhayna Food Industries	1,017,936	638,724

Maridive & Oil Services SAE(1)	787,652	249,175

Medinet Nasr Housing(1)	2,227,743	832,972

Orascom Investment Holding(1)	8,189,110	264,703

Oriental Weavers Co.	756,427	438,806

Pioneers Holding for Financial Investments SAE (1)	670,829	229,087

Sidi Kerir Petrochemicals Co.	342,234	328,228

Six of October Development & Investment Co.(1)	275,153	205,445

Talaat Moustafa Group	2,918,560	1,613,173

Telecom Egypt	1,189,277	835,732

		$19,208,260

12	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Estonia — 0.4%

AS Baltika(1)	226,000	$42,549

AS Merko Ehitus	75,000	792,161

AS Tallink Grupp	5,354,470	6,236,611

AS Tallinna Kaubamaja Grupp	202,800	1,955,525

AS Tallinna Vesi	35,235	387,364

Nordecon AS	223,282	226,797

		$9,641,007

Ghana — 0.2%

Aluworks Ghana, Ltd.(1)	5,176,100	$84,508

CAL Bank, Ltd.(1)	5,036,062	1,006,781

Ghana Commercial Bank, Ltd.	1,588,070	1,492,791

Societe Generale Ghana, Ltd.(1)	1,345,362	206,147

Standard Chartered Bank of Ghana, Ltd.(1)	283,150	1,211,815

Unilever Ghana, Ltd.	249,000	908,308

		$4,910,350

Greece — 1.5%

Aegean Airlines SA	64,124	$542,344

Alpha Bank AE(1)	1,763,300	2,217,966

Athens Water Supply & Sewage Co. SA	210,831	1,205,105

Costamare, Inc.	34,966	153,501

Diana Shipping, Inc.(1)	226,620	720,652

Eurobank Ergasias SA(1)	2,774,000	1,714,110

FF Group(1)(3)	43,721	0

GasLog, Ltd.	92,216	1,517,875

GEK Terna Holding Real Estate Construction SA(1)	120,661	661,938

Grivalia Properties REIC AE	33,405	319,591

Hellenic Exchanges - Athens Stock Exchange SA	114,224	484,017

Hellenic Petroleum SA	132,875	1,123,225

Hellenic Telecommunications Organization SA	527,055	5,750,654

Holding Co. ADMIE IPTO SA	970,278	1,719,485

JUMBO SA	161,400	2,346,263

LAMDA Development SA(1)	39,369	256,885

Marfin Investment Group Holdings SA(1)	1,699,487	138,515

Motor Oil (Hellas) Corinth Refineries SA	142,800	3,438,843

Mytilineos Holdings SA	240,653	2,005,252

National Bank of Greece SA(1)	121,470	152,872

Navios Maritime Holdings, Inc.(1)	455,437	124,790

OPAP SA	328,441	2,856,540

Piraeus Bank SA(1)	169,722	163,208

Public Power Corp. SA(1)	854,178	1,264,317

Safe Bulkers, Inc.(1)	43,997	78,315

Star Bulk Carriers Corp.(1)	62,600	572,164

StealthGas, Inc.(1)	81,587	225,180

Security	Shares	Value

Greece (continued)

Terna Energy SA	83,956	$537,802

Titan Cement Co. SA	193,774	4,307,227

Tsakos Energy Navigation, Ltd.	159,400	424,004

Viohalco SA(1)	184,517	557,664

		$37,580,304

Hungary — 0.7%

Magyar Telekom Telecommunications PLC	922,636	$1,451,123

MOL Hungarian Oil & Gas PLC	528,136	5,795,953

OTP Bank Nyrt	147,778	5,972,165

Richter Gedeon Nyrt.	279,405	5,411,995

		$18,631,236

India — 5.9%

ABB India, Ltd.	33,400	$635,838

ACC, Ltd.	33,034	712,938

Adani Enterprises, Ltd.	207,300	475,771

Adani Gas, Ltd.(1)	119,200	171,249

Adani Green Energy, Ltd.(1)	90,711	54,320

Adani Ports and Special Economic Zone, Ltd.	451,245	2,495,161

Adani Power, Ltd.(1)	518,864	378,684

Aditya Birla Fashion and Retail, Ltd.(1)	137,831	397,656

Ambuja Cements, Ltd.	238,323	767,301

Apollo Hospitals Enterprise, Ltd.	61,400	1,103,040

Ashok Leyland, Ltd.	820,626	1,203,660

Asian Paints, Ltd.	86,989	1,704,123

Aurobindo Pharma, Ltd.	142,400	1,493,109

Axis Bank, Ltd.(1)	157,800	1,399,224

Bajaj Auto, Ltd.	23,052	898,894

Bajaj Holdings & Investment, Ltd.	11,100	468,989

Bharat Forge, Ltd.	139,872	1,018,034

Bharat Heavy Electricals, Ltd.	555,450	580,281

Bharat Petroleum Corp., Ltd.	141,600	737,003

Bharti Airtel, Ltd.	1,131,005	5,051,726

Bharti Infratel, Ltd.	588,600	2,182,331

Biocon, Ltd.	79,799	719,217

Bosch, Ltd.	3,900	1,097,570

Cadila Healthcare, Ltd.	153,669	766,586

Century Textiles & Industries, Ltd.	50,000	659,114

CESC, Ltd.	24,742	236,866

Cipla, Ltd.	180,487	1,340,859

Coal India, Ltd.	302,500	1,042,862

Colgate-Palmolive (India), Ltd.	18,900	365,902

Container Corp. of India, Ltd.	174,750	1,719,735

Cummins India, Ltd.	79,700	966,341

13	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

Dabur India, Ltd.	142,300	$876,102

Divi’s Laboratories, Ltd.	49,800	1,055,316

DLF, Ltd.	576,442	1,461,274

Dr. Reddy’s Laboratories, Ltd.	24,300	910,487

Dr. Reddy’s Laboratories, Ltd. ADR	12,700	478,790

Eicher Motors, Ltd.	4,779	1,579,040

GAIL (India), Ltd.	514,228	2,644,483

GlaxoSmithKline Pharmaceuticals, Ltd.	16,000	345,840

Glenmark Pharmaceuticals, Ltd.	114,000	1,130,432

Godrej Consumer Products, Ltd.	43,125	500,840

Grasim Industries, Ltd.	39,759	470,718

Great Eastern Shipping Co., Ltd. (The)	36,164	163,420

Havells India, Ltd.	119,300	1,180,554

HCL Technologies, Ltd.	99,291	1,371,824

HDFC Bank, Ltd.	142,131	4,323,906

Hero MotoCorp, Ltd.	31,338	1,386,123

Hindalco Industries, Ltd.	436,910	1,409,647

Hindustan Petroleum Corp., Ltd.	139,450	506,409

Hindustan Unilever, Ltd.	298,009	7,757,598

Hindustan Zinc, Ltd.	193,759	769,385

Housing Development & Infrastructure, Ltd.(1)	785,700	296,697

Housing Development Finance Corp., Ltd.	137,559	3,869,031

ICICI Bank, Ltd.	316,326	1,635,226

Indiabulls Real Estate, Ltd.(1)	834,325	1,040,080

Indian Hotels Co., Ltd. (The)	208,584	441,076

Indian Oil Corp., Ltd.	457,990	900,764

Infosys, Ltd.	650,470	6,151,913

ITC, Ltd.	769,250	3,101,120

Jindal Steel & Power, Ltd.(1)	90,000	212,096

JSW Energy, Ltd.(1)	1,072,483	1,055,220

JSW Steel, Ltd.	289,100	1,272,150

Kotak Mahindra Bank, Ltd.	93,299	1,673,692

Larsen & Toubro, Ltd.	107,049	2,206,642

Larsen & Toubro, Ltd. GDR(4)	55,759	1,139,946

LIC Housing Finance, Ltd.	62,800	436,965

Lupin, Ltd.	97,200	1,173,776

Mahindra & Mahindra, Ltd.	168,585	1,942,049

Maruti Suzuki India, Ltd.	28,553	3,045,449

Mphasis, Ltd.	34,428	502,970

Nestle India, Ltd.	6,300	1,000,706

NHPC, Ltd.	1,887,800	702,796

NTPC, Ltd.	1,631,410	3,472,950

Oberoi Realty, Ltd.	69,496	441,661

Oil & Natural Gas Corp., Ltd.	509,063	1,092,059

Omaxe, Ltd.	79,785	243,809

Oracle Financial Services Software, Ltd.	8,100	429,267

Security	Shares	Value

India (continued)

Petronet LNG, Ltd.	111,100	$355,650

Phoenix Mills, Ltd. (The)	30,232	243,760

Piramal Enterprises, Ltd.	43,598	1,482,691

Power Grid Corporation of India, Ltd.	1,419,700	4,006,479

Reliance Communications, Ltd.(1)	4,956,415	1,022,349

Reliance Industries, Ltd.	617,137	9,939,792

Reliance Infrastructure, Ltd.	171,400	773,154

Reliance Power, Ltd.(1)	546,400	223,906

RP-SG Business Process Services, Ltd.(1)	4,948	26,640

RP-SG Retail, Ltd.(1)	14,845	26,641

Siemens, Ltd.	72,300	1,084,411

State Bank of India GDR(1)(4)	23,880	1,019,339

Sun Pharmaceutical Industries, Ltd.	473,300	2,914,237

Tata Chemicals, Ltd.	58,600	592,741

Tata Communications, Ltd.	167,800	1,261,668

Tata Consultancy Services, Ltd.	158,085	4,290,301

Tata Global Beverages, Ltd.	58,700	184,411

Tata Motors, Ltd.(1)	481,916	1,188,514

Tata Power Co., Ltd. (The)	1,002,648	1,101,008

Tata Steel, Ltd.	120,340	897,219

Tech Mahindra, Ltd.	76,867	794,441

Titan Co., Ltd.	114,848	1,525,588

UltraTech Cement, Ltd.	34,391	1,963,838

Unitech, Ltd.(1)	2,242,680	67,347

United Spirits, Ltd.(1)	107,665	973,754

UPL, Ltd.	138,500	1,503,379

Vedanta, Ltd.	587,914	1,700,470

Vodafone Idea, Ltd.(1)	2,831,552	1,527,581

Voltas, Ltd.	160,095	1,270,489

Wipro, Ltd.	250,542	1,184,934

Zee Entertainment Enterprises, Ltd.	557,395	3,800,926

		$151,594,340

Indonesia — 3.0%

Adaro Energy Tbk PT	25,759,300	$2,179,221

Adhi Karya Persero Tbk PT	1,270,800	140,343

AKR Corporindo Tbk PT	4,660,500	1,391,516

Alam Sutera Realty Tbk PT(1)	12,514,600	271,936

Aneka Tambang Tbk	8,587,500	457,598

Astra Argo Lestari Tbk PT	654,000	538,678

Astra International Tbk PT	14,916,500	8,545,533

Bank Central Asia Tbk PT	3,787,000	6,848,593

Bank Danamon Indonesia Tbk PT	3,237,181	1,711,544

Bank Mandiri Persero Tbk PT	6,199,200	3,180,008

Bank Negara Indonesia Persero Tbk PT	3,878,700	2,379,134

Bank Pan Indonesia Tbk PT(1)	6,253,772	498,141

14	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia (continued)

Bank Rakyat Indonesia Persero Tbk PT	17,541,500	$4,468,840

Bukit Asam Tbk PT	4,892,300	1,465,625

Bumi Serpong Damai Tbk PT(1)	8,439,700	738,534

Charoen Pokphand Indonesia Tbk PT	4,000,700	2,012,439

Ciputra Development Tbk PT	7,986,900	562,218

Gudang Garam Tbk PT	276,100	1,608,748

Hanson International Tbk PT(1)	110,720,800	916,620

Indah Kiat Pulp & Paper Corp. Tbk PT	2,767,500	2,222,233

Indo Tambangraya Megah Tbk PT	789,800	1,113,855

Indocement Tunggal Prakarsa Tbk PT	1,829,200	2,349,187

Indofood CBP Sukses Makmur Tbk PT	1,367,200	994,788

Indofood Sukses Makmur Tbk PT	2,791,000	1,445,512

Jasa Marga (Persero) Tbk PT	3,247,500	967,344

Kalbe Farma Tbk PT	30,931,500	3,268,104

Lippo Karawaci Tbk PT	26,506,000	469,561

Mitra Keluarga Karyasehat Tbk PT(1)	935,900	102,556

Pakuwon Jati Tbk PT	21,726,100	936,829

Perusahaan Gas Negara Persero Tbk PT	12,436,900	1,837,567

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,384,900	469,324

PP Persero Tbk PT	4,793,002	602,684

Semen Indonesia Persero Tbk PT	3,266,400	2,611,733

Sigmagold Inti Perkasa Tbk PT(1)(3)	27,503,000	30,601

Summarecon Agung Tbk PT	3,982,700	223,226

Telekomunikasi Indonesia Persero Tbk PT	33,423,400	8,737,994

Unilever Indonesia Tbk PT	601,800	1,903,868

United Tractors Tbk PT	2,041,500	3,886,510

Vale Indonesia Tbk PT(1)	4,748,000	1,077,698

Waskita Karya Persero Tbk PT	1,713,400	200,720

Wijaya Karya Persero Tbk PT	6,352,000	732,671

		$76,099,834

Jordan — 0.7%

Al-Eqbal Investment Co. PLC(1)	109,424	$2,000,426

Alia The Royal Jordanian Airlines PLC(1)	115,334	60,280

Arab Bank PLC	1,023,606	8,944,961

Arab Potash Co. PLC	67,492	1,522,158

Bank of Jordan	244,874	845,508

Cairo Amman Bank	276,535	517,747

Capital Bank of Jordan	393,566	511,886

Jordan Ahli Bank	364,735	555,000

Jordan Islamic Bank	212,374	861,353

Jordan Kuwait Bank	51,749	211,247

Jordan Petroleum Refinery	325,755	1,042,013

Jordan Phosphate Mines(1)	31,290	125,360

Jordan Steel(1)	269,400	158,796

Security	Shares	Value

Jordan (continued)

Jordan Telecommunications Co.	245,934	$481,404

Jordanian Electric Power Co.	494,491	830,019

		$18,668,158

Kazakhstan — 0.8%

Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	40,294	$417,043

Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	716,100	7,448,789

KAZ Minerals PLC	1,215,218	8,267,561

Kcell JSC GDR(4)	544,503	2,593,664

Nostrum Oil & Gas PLC(1)	494,453	647,262

		$19,374,319

Kenya — 0.7%

ARM Cement, Ltd.(1)(3)	1,677,000	$45,669

Bamburi Cement Co., Ltd.	460,041	600,951

Barclays Bank of Kenya, Ltd.	6,031,120	645,999

British American Tobacco Kenya, Ltd.	26,700	189,975

Centum Investment Co., Ltd.	1,020,080	278,896

Co-operative Bank of Kenya, Ltd. (The)	5,428,092	727,230

Diamond Trust Bank Kenya, Ltd.	436,900	669,581

East African Breweries, Ltd.	2,150,740	3,678,448

Equity Group Holdings PLC	6,543,000	2,236,039

KCB Group, Ltd.	5,401,360	1,991,682

KenolKobil, Ltd.	3,645,800	679,294

Kenya Airways PLC(1)	599,600	53,047

Kenya Electricity Generating Co. PLC	1,875,100	132,711

Kenya Power & Lighting, Ltd.(1)	5,995,293	241,114

Nation Media Group PLC	442,376	295,253

NIC Group PLC	938,272	266,249

Safaricom PLC	22,455,700	4,892,033

Standard Chartered Bank Kenya, Ltd.	278,178	531,222

		$18,155,393

Kuwait — 1.5%

Abyaar Real Estate Development Co. KSC(1)	8,191,080	$408,488

Agility Public Warehousing Co. KSC	1,447,007	3,823,001

Ahli United Bank	347,787	340,696

Al-Mazaya Holding Co.	2,215,009	511,024

ALAFCO Aviation Lease and Finance Co. KSCP	361,135	415,678

Boubyan Petrochemicals Co. KSCP	1,735,987	5,567,622

Burgan Bank SAK	455,532	417,129

Combined Group Contracting Co. KSC	183,221	192,439

Commercial Bank of Kuwait KSCP	1,153,013	1,991,494

Commercial Real Estate Co. KSCC	1,287,729	390,343

Gulf Bank	844,008	699,728

15	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)

Gulf Cable & Electrical Industries Co. KSCP	165,000	$190,062

Gulf National Holding Co.(3)	340,657	0

Humansoft Holding Co. KSC	74,234	801,283

Kuwait Finance House KSCP	1,624,771	3,267,264

Kuwait International Bank KSCP	340,800	295,961

Kuwait Portland Cement Co. KSC	212,231	795,483

Kuwait Projects Co. Holdings KSC	382,496	262,503

Kuwait Real Estate Co. KSC(1)	3,050,583	544,554

Mabanee Co. SAKC	1,295,866	2,590,614

Mezzan Holding Co. KSCC	217,400	357,892

Mobile Telecommunications Co.	3,164,347	4,675,157

National Bank of Kuwait SAK	1,911,597	5,247,238

National Industries Group Holding SAK	1,875,275	973,642

National Investment Co.	645,000	174,943

National Real Estate Co. KPSC(1)	1,711,537	511,505

Qurain Petrochemical Industries Co. KSC	1,460,000	1,731,565

Salhia Real Estate Co. KSCP	243,824	265,149

Sultan Center Food Products Co.(1)	2,132,359	371,269

VIVA Kuwait Telecom Co.	209,914	553,688

		$38,367,414

Latvia — 0.0%(6)

Grindeks	12,000	$89,155

		$89,155

Lebanon — 0.0%(6)

Bank Audi SAL GDR(4)	15,000	$73,200

		$73,200

Lithuania — 0.1%

Apranga PVA	363,680	$666,552

Energijos Skirstymo Operatorius AB	370,141	274,657

Klaipedos Nafta AB	1,576,663	741,090

Panevezio Statybos Trestas	323,592	279,028

Pieno Zvaigzdes(1)	94,000	100,408

Rokiskio Suris	177,000	516,711

Siauliu Bankas	1,784,952	817,595

		$3,396,041

Malaysia — 2.9%

Aeon Co. (M) Bhd	1,017,000	$361,557

Alliance Bank Malaysia Bhd	330,800	321,915

AMMB Holdings Bhd	276,900	290,283

Astro Malaysia Holdings Bhd	599,200	188,695

Security	Shares	Value

Malaysia (continued)

Axiata Group Bhd	2,471,675	$2,348,275

Batu Kawan Bhd	100,300	404,809

Berjaya Corp. Bhd(1)	2,573,043	177,584

Berjaya Sports Toto Bhd	468,894	239,391

Boustead Holdings Bhd	577,500	197,136

British American Tobacco Malaysia Bhd	62,600	545,925

Bumi Armada Bhd(1)	4,001,700	150,396

Bursa Malaysia Bhd	336,900	557,057

Capitaland Malaysia Mall Trust	1,763,200	430,628

CIMB Group Holdings Bhd	641,366	885,596

Datasonic Group Bhd	1,594,400	156,450

Dialog Group Bhd	2,846,250	2,142,607

Digi.com Bhd	1,971,300	2,142,070

Eco World Development Group Bhd(1)	738,100	161,789

Fraser & Neave Holdings Bhd	45,500	368,307

Gamuda Bhd	1,487,900	840,150

Genting Bhd	1,560,000	2,301,442

Genting Malaysia Bhd	2,380,000	1,737,818

Genting Plantations Bhd	199,400	475,257

Globetronics Technology Bhd	839,766	355,526

Hartalega Holdings Bhd	1,018,200	1,510,997

Hong Leong Bank Bhd	108,500	535,239

Hong Leong Financial Group Bhd	66,200	297,022

IGB Real Estate Investment Trust	1,938,000	811,666

IHH Healthcare Bhd	2,144,900	2,792,502

IJM Corp. Bhd	1,497,540	587,212

Inari Amertron Bhd	3,678,750	1,335,604

IOI Corp. Bhd	1,346,668	1,446,978

IOI Properties Group Bhd	2,239,484	833,988

KLCCP Stapled Group	515,300	955,136

KNM Group Bhd(1)	7,927,875	143,697

Kossan Rubber Industries	430,700	452,517

KPJ Healthcare Bhd	1,612,800	407,029

Kuala Lumpur Kepong Bhd	173,350	1,036,234

Lafarge Malaysia Bhd(1)	895,660	393,143

LBS Bina Group Bhd	1,814,340	281,158

Magnum Bhd	617,940	291,697

Mah Sing Group Bhd	1,024,700	226,917

Malakoff Corp. Bhd	749,800	145,092

Malayan Banking Bhd	848,386	1,948,875

Malaysian Resources Corp. Bhd	853,000	126,833

Maxis Bhd	1,255,300	1,622,753

Media Prima Bhd(1)	567,300	47,219

MISC Bhd	314,240	509,131

MMC Corp. Bhd	662,000	132,541

Muhibbah Engineering (M) Bhd	1,581,000	1,069,739

16	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)

My EG Services Bhd	8,886,600	$2,099,962

Nestle Malaysia Bhd	18,600	662,418

Pavilion Real Estate Investment Trust	771,100	305,528

Petronas Chemicals Group Bhd	1,596,500	3,586,495

Petronas Dagangan Bhd	588,000	3,763,480

Petronas Gas Bhd	268,500	1,247,447

PPB Group Bhd	281,060	1,192,088

Press Metal Aluminium Holdings Bhd	2,232,800	2,605,235

Public Bank Bhd	347,998	2,083,377

QL Resources Bhd	339,170	558,795

RHB Bank Bhd	233,159	298,141

Silverlake Axis, Ltd.	1,586,300	482,341

Sime Darby Bhd	1,019,709	592,162

Sime Darby Plantation Bhd	1,019,709	1,172,032

Sime Darby Property Bhd	1,019,709	245,487

Sona Petroleum Bhd(3)	1,449,600	0

SP Setia Bhd	2,486,760	1,401,217

Sunway Bhd	1,363,189	484,982

Sunway Real Estate Investment Trust	2,043,200	855,431

Supermax Corp. Bhd	349,000	293,748

Ta Ann Holdings Bhd	427,078	279,022

Telekom Malaysia Bhd	1,280,400	825,652

Tenaga Nasional Bhd	1,515,431	4,992,678

Top Glove Corp. Bhd	1,285,200	1,742,333

UEM Sunrise Bhd	2,038,500	328,050

UMW Holdings Bhd	549,600	728,107

Unisem (M) Bhd	3,101,700	2,463,822

UOA Development Bhd	377,700	193,440

Velesto Energy Bhd(1)	3,181,847	138,230

VS Industry Bhd	850,875	150,281

YTL Corp. Bhd	2,679,048	653,863

YTL Power International Bhd	2,374,522	476,870

		$74,624,296

Mauritius — 0.7%

Alteo, Ltd.	901,317	$611,399

Attitude Property, Ltd.	1,092,500	406,483

CIEL, Ltd.	7,678,024	1,451,510

CIM Financial Services, Ltd.	2,649,077	829,571

ENL Land, Ltd.	783,385	1,303,852

IBL, Ltd.	309,981	469,145

MCB Group, Ltd.	1,148,214	9,115,022

Phoenix Beverages, Ltd.	33,742	559,450

Rogers & Co., Ltd.	608,300	617,745

SBM Holdings, Ltd.	15,114,956	2,620,697

Sun, Ltd., Class A	100,851	142,884

Security	Shares	Value

Mauritius (continued)

Terra Mauricia, Ltd.	584,124	$373,945

United Basalt Products, Ltd.	187,150	685,587

		$19,187,290

Mexico — 5.5%

Alfa SAB de CV, Series A	5,496,920	$6,542,570

Alsea SAB de CV	1,398,400	3,646,190

America Movil SAB de CV, Series L	41,602,890	29,616,926

Arca Continental SAB de CV	213,000	1,191,176

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	652,200	808,457

Bolsa Mexicana de Valores SAB de CV	766,900	1,307,321

Cemex SAB de CV, Series CPO(1)	12,220,018	5,907,371

Coca-Cola Femsa SAB de CV, Series L	192,600	1,169,414

Controladora Vuela Cia de Aviacion SAB de CV(1)	363,200	194,059

El Puerto de Liverpool SAB de CV	262,181	1,683,412

Empresas ICA SAB de CV(1)(3)	2,075,736	0

Fibra Uno Administracion SA de CV	2,059,767	2,290,173

Fomento Economico Mexicano SAB de CV, Series UBD	1,139,100	9,794,808

Genomma Lab Internacional SAB de CV(1)	2,039,300	1,215,169

Gentera SAB de CV	2,038,862	1,504,370

Grupo Aeroportuario del Centro Norte SAB de CV	143,800	686,300

Grupo Aeroportuario del Pacifico SAB de CV, Class B	370,800	3,021,609

Grupo Aeroportuario del Sureste SAB de CV, Class B	260,494	3,929,199

Grupo Bimbo SAB de CV, Series A	1,312,108	2,617,306

Grupo Carso SAB de CV, Series A1	972,200	3,482,293

Grupo Comercial Chedraui SA de CV	56,308	113,150

Grupo Elektra SAB de CV	110,870	5,345,264

Grupo Financiero Banorte SAB de CV, Class O	1,973,100	9,631,686

Grupo Financiero Inbursa SAB de CV, Class O	3,006,516	4,340,319

Grupo Mexico SAB de CV, Series B	3,812,235	7,870,158

Grupo Sanborns SAB de CV	223,900	201,663

Grupo Televisa SAB, Series CPO	4,153,171	10,442,234

Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,876,944

Industrias CH SAB de CV, Series B(1)	194,112	839,497

Industrias Penoles SAB de CV	112,429	1,373,056

Infraestructura Energetica Nova SAB de CV	250,400	930,411

Kimberly-Clark de Mexico SAB de CV, Class A	633,710	1,009,331

Megacable Holdings SAB de CV, Series CPO	40,500	181,337

Mexichem SAB de CV	1,247,467	3,168,221

Minera Frisco SAB de CV(1)	873,200	231,500

Nemak SAB de CV(2)	325,400	243,076

Organizacion Soriana SAB de CV, Class B(1)	166,700	244,896

Promotora y Operadora de Infraestructura SAB de CV	352,255	3,367,007

Telesites SAB de CV(1)	2,436,230	1,449,211

17	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mexico (continued)

Ternium SA ADR	40,022	$1,084,596

TV Azteca SAB de CV, Series CPO	1,018,565	121,284

Wal-Mart de Mexico SAB de CV, Series V	2,523,064	6,416,871

		$141,089,835

Morocco — 0.7%

Attijariwafa Bank	69,194	$3,282,720

Banque Centrale Populaire	67,410	1,974,448

BMCE Bank	46,412	887,961

Cosumar	74,043	1,356,308

Delta Holding SA	35,000	116,008

Douja Promotion Groupe Addoha SA	372,601	660,903

Label Vie	5,348	1,091,022

LafargeHolcim Maroc SA	12,159	2,274,630

Lesieur Cristal	38,360	542,045

Managem SA	8,618	810,196

Maroc Telecom	226,171	3,348,685

Marocaine Pour Le Commerce et L’Industrie Banque	3,030	227,668

Samir(1)(3)	19,247	0

Societe d’Exploitation des Ports	28,600	490,937

Sonasid(1)	5,872	285,972

Taqa Morocco	14,348	1,334,541

Wafa Assurance	716	298,681

		$18,982,725

Nigeria — 0.7%

Access Bank PLC	32,908,148	$617,459

Afriland Properties PLC(1)(3)	1,223,812	0

Dangote Cement PLC	4,680,691	2,435,524

Dangote Sugar Refinery PLC	4,385,654	181,029

Ecobank Transnational, Inc.(1)	12,099,560	513,292

FBN Holdings PLC	63,919,199	1,363,981

Fidelity Bank PLC	37,069,799	204,397

Flour Mills of Nigeria PLC	2,929,523	184,026

Forte Oil PLC(1)	2,086,402	161,206

Guaranty Trust Bank PLC	29,136,638	2,744,855

Guiness Nigeria PLC	1,245,140	230,532

Lafarge Africa PLC	6,063,228	208,285

Lekoil, Ltd.(1)	1,110,205	109,929

Nestle Nigeria PLC	496,712	2,016,646

Nigerian Breweries PLC	9,809,462	2,307,052

Oando PLC(1)	14,592,401	192,432

SEPLAT Petroleum Development Co. PLC(2)	728,540	1,060,834

Stanbic IBTC Holdings PLC	3,126,624	414,445

Transnational Corp. of Nigeria PLC	22,334,373	80,546

Security	Shares	Value

Nigeria (continued)

Unilever Nigeria PLC	2,074,728	$210,801

United Bank for Africa PLC	44,535,174	932,673

Zenith Bank PLC	41,708,535	2,629,005

		$18,798,949

Oman — 0.7%

Al Maha Petroleum Products Marketing Co., LLC	36,500	$88,365

Bank Dhofar SAOG	2,134,153	884,509

Bank Muscat SAOG	3,421,569	3,590,861

Bank Nizwa SAOG(1)	941,624	222,346

Bank Sohar SAOG	3,976,382	1,135,149

Dhofar International Development & Investment Holding SAOG	316,407	226,959

HSBC Bank Oman SAOG	2,331,977	721,362

National Bank of Oman SAOG	2,801,885	1,327,147

Oman Cables Industry SAOG	192,264	486,845

Oman Cement Co. SAOG	956,735	747,898

Oman Flour Mills Co. SAOG	543,700	961,168

Oman Telecommunications Co. SAOG	1,348,933	2,722,136

Ominvest	774,771	701,190

Ooredoo	1,374,678	2,010,558

Raysut Cement Co. SAOG	523,326	511,852

Renaissance Services SAOG(1)	1,561,017	1,490,277

Sembcorp Salalah Power & Water Co.	554,425	254,866

Shell Oman Marketing Co. SAOG	66,100	239,419

		$18,322,907

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	692,644	$211,974

Attock Petroleum, Ltd.	63,130	197,550

Bank Alfalah, Ltd.	1,770,333	518,486

D.G. Khan Cement Co., Ltd.	355,620	205,357

Engro Corp., Ltd.	407,516	855,313

Engro Fertilizers, Ltd.	845,500	424,244

Engro Foods, Ltd.	467,100	267,173

Fauji Cement Co., Ltd.	1,178,000	177,536

Fauji Fertilizer Bin Qasim, Ltd.	841,000	225,660

Fauji Fertilizer Co., Ltd.	1,373,114	920,071

Habib Bank, Ltd.	1,021,733	867,432

Hascol Petroleum, Ltd.	190,975	203,506

Hub Power Co., Ltd. (The)	3,121,900	1,931,352

Indus Motor Co., Ltd.	52,160	446,216

International Steels, Ltd.	486,900	231,209

K-Electric, Ltd.(1)	10,456,000	447,413

Kot Addu Power Co., Ltd.	1,347,500	482,667

18	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan (continued)

Lucky Cement, Ltd.	270,250	$846,405

Maple Leaf Cement Factory, Ltd.	567,750	166,272

Mari Petroleum Co., Ltd.	32,111	276,989

MCB Bank, Ltd.	941,025	1,315,995

Millat Tractors, Ltd.	137,549	822,080

National Bank of Pakistan(1)	1,144,026	346,304

Nishat Mills, Ltd.	1,380,080	1,258,454

Oil & Gas Development Co., Ltd.	862,600	794,587

Packages, Ltd.	93,450	260,063

Pak Elektron, Ltd.	1,445,000	259,432

Pakistan Oilfields, Ltd.	158,600	487,177

Pakistan Petroleum, Ltd.	1,491,432	1,606,320

Pakistan State Oil Co., Ltd.	394,283	641,027

Searle Co., Ltd. (The)	714,796	1,246,704

SUI Northern Gas Pipelines, Ltd.	1,530,800	852,153

SUI Southern Gas Co., Ltd.(1)	3,059,652	509,547

Thal, Ltd.	90,600	280,897

TRG Pakistan(1)	3,036,087	488,799

United Bank, Ltd.	758,625	678,705

		$21,751,069

Panama — 0.3%

Banco Latinoamericano de Comercio Exterior SA, Class E	72,000	$1,245,600

Copa Holdings SA, Class A	79,608	6,265,946

		$7,511,546

Peru — 1.5%

Alicorp SAA	1,960,434	$5,790,803

BBVA Banco Continental SA	505,510	591,275

Cementos Pacasmayo SAA	174,644	334,408

Cia de Minas Buenaventura SA ADR	280,456	4,548,996

Credicorp, Ltd.	69,596	15,427,345

Enel Generacion Peru SAA	2,013,664	1,192,596

Ferreycorp SAA	2,154,997	1,624,964

Grana y Montero SAA(1)	1,475,743	867,440

Intercorp Financial Services, Inc.	8,901	373,842

Luz del Sur SAA	54,936	178,581

Minsur SA(1)	1,034,898	440,872

Nexa Resources Peru SAA(1)	624,959	779,228

Sociedad Minera Cerro Verde SAA	24,521	510,037

Southern Copper Corp.	181,855	5,595,678

		$38,256,065

Philippines — 2.9%

Aboitiz Equity Ventures, Inc.	1,976,750	$2,060,233

Security	Shares	Value

Philippines (continued)

Aboitiz Power Corp.	3,401,900	$2,268,221

Alliance Global Group, Inc.	2,897,300	654,579

Ayala Corp.	170,638	2,917,323

Ayala Land, Inc.	4,006,908	3,097,036

Ayala Land, Inc., PFC Shares(3)	3,534,608	0

Bank of the Philippine Islands	1,474,853	2,634,011

BDO Unibank, Inc.	1,188,919	2,956,775

Bloomberry Resorts Corp.	13,018,400	2,327,881

CEMEX Holdings Philippines, Inc.(1)(2)	3,723,800	134,126

Century Pacific Food, Inc.	1,007,500	291,246

Cosco Capital, Inc.	1,868,100	238,440

D&L Industries, Inc.	4,542,000	949,611

DMCI Holdings, Inc.	2,556,500	621,158

Emperador, Inc.	3,420,000	462,701

Filinvest Land, Inc.	16,105,546	430,519

First Gen Corp.	2,648,860	1,007,433

First Philippine Holdings Corp.	403,650	496,910

Global Ferronickel Holdings, Inc.(1)	7,533,659	238,402

Globe Telecom, Inc.	68,575	2,472,066

GT Capital Holdings, Inc.	55,890	1,035,927

International Container Terminal Services, Inc.	551,900	1,048,857

JG Summit Holdings, Inc.	2,048,150	2,164,730

Jollibee Foods Corp.	1,063,900	5,903,593

Lopez Holdings Corp.	8,390,900	636,483

LT Group, Inc.	1,987,400	627,101

Manila Electric Co.	464,684	3,358,135

Manila Water Co.	1,474,000	789,773

Megaworld Corp.	10,700,000	963,126

Metro Pacific Investments Corp.	10,567,300	930,017

Metropolitan Bank & Trust Co.	1,006,867	1,554,495

Nickel Asia Corp.	16,433,888	685,868

Petron Corp.	2,395,000	350,707

Philex Mining Corp.	3,645,900	214,478

PLDT, Inc.	203,575	4,371,337

Puregold Price Club, Inc.	1,964,200	1,604,565

Robinsons Land Corp.	1,636,615	629,669

Robinsons Retail Holdings, Inc.	1,077,190	1,643,650

San Miguel Corp.	414,610	1,160,251

Security Bank Corp.	248,900	733,950

Semirara Mining & Power Corp.	3,919,320	1,721,285

SM Investments Corp.	354,720	6,188,342

SM Prime Holdings, Inc.	7,618,550	5,181,209

Travellers International Hotel Group, Inc.(1)	3,644,200	369,005

Universal Robina Corp.	1,964,140	4,732,743

Vista Land & Lifescapes, Inc.	6,128,000	632,007

		$75,489,974

19	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland — 3.0%

Alior Bank SA(1)	98,462	$1,401,876

AmRest Holdings SE(1)	244,410	2,632,662

Asseco Poland SA	300,227	3,703,976

Bank Handlowy w Warszawie SA	38,385	708,720

Bank Millennium SA(1)	697,490	1,653,599

Bank Polska Kasa Opieki SA	103,885	3,028,686

Boryszew SA(1)	315,000	395,255

Budimex SA	50,276	1,528,581

CCC SA	27,466	1,424,972

CD Projekt SA(1)	49,801	1,937,453

Ciech SA	40,900	484,626

Cyfrowy Polsat SA(1)	551,626	3,337,443

Enea SA(1)	145,490	385,565

Energa SA(1)	389,300	930,093

Eurocash SA	188,203	887,596

Globe Trade Centre SA	183,554	401,380

Grupa Azoty SA	31,054	260,204

Grupa Lotos SA	103,490	2,451,989

ING Bank Slaski SA	15,900	765,399

Jastrzebska Spolka Weglowa SA(1)	141,722	2,562,308

KGHM Polska Miedz SA(1)	162,911	3,864,938

KRUK SA	21,183	887,927

LPP SA	1,852	3,893,791

Lubelski Wegiel Bogdanka SA(1)	10,688	147,446

mBank SA	13,753	1,561,892

Netia SA(1)	284,937	381,555

Orange Polska SA(1)	1,739,445	2,232,391

Orbis SA	131,300	3,175,156

PGE SA(1)	1,925,400	5,162,738

Polski Koncern Naftowy ORLEN SA	223,522	6,476,269

Polskie Gornictwo Naftowe i Gazownictwo SA	1,655,926	3,061,761

Powszechna Kasa Oszczednosci Bank Polski SA	657,733	6,947,999

Powszechny Zaklad Ubezpieczen SA	470,776	5,546,490

Santander Bank Polska SA	19,704	1,893,874

Tauron Polska Energia SA(1)	2,458,454	1,441,238

		$77,557,848

Qatar — 1.4%

Aamal Co. QSC	97,022	$234,775

Al Meera Consumer Goods Co.	6,406	259,536

Barwa Real Estate Co.	226,249	2,469,773

Commercial Bank PQSC (The)	89,065	958,204

Doha Bank QPSC	81,869	498,465

Gulf International Services QSC(1)	69,744	323,918

Gulf Warehousing Co.	32,900	345,635

Industries Qatar	142,655	5,203,616

Masraf Al Rayan QSC	179,314	2,043,736

Security	Shares	Value

Qatar (continued)

Mazaya Qatar Real Estate Development QSC(1)	137,946	$294,950

Medicare Group	13,382	230,955

Ooredoo QPSC	147,432	3,028,446

Qatar Electricity & Water Co. QSC	60,415	3,063,993

Qatar First Bank(1)	153,900	171,723

Qatar Gas Transport Co., Ltd.	396,212	1,941,274

Qatar Insurance Co.	84,259	827,432

Qatar International Islamic Bank	21,319	385,141

Qatar Islamic Bank	49,298	2,046,677

Qatar National Bank QPSC	190,957	10,145,657

Qatar National Cement Co. QSC	13,328	217,769

Qatar Navigation QSC	35,689	643,012

United Development Co. QSC	197,574	797,071

Vodafone Qatar QSC(1)	409,304	875,512

		$37,007,270

Romania — 0.6%

Antibiotice SA	1,843,129	$220,757

Banca Transilvania SA	10,708,865	5,281,717

BRD-Groupe Societe Generale SA	747,156	2,091,174

OMV Petrom SA	37,364,539	2,751,196

Societatea Energetica Electrica SA	487,300	1,161,179

Societatea Nationala de Gaze Naturale ROMGAZ SA	276,835	1,897,618

Societatea Nationala Nuclearelectrica SA	322,130	648,154

Transelectrica SA(1)	247,700	1,309,784

Transgaz SA Medias	14,233	1,106,429

		$16,468,008

Russia — 5.9%

Aeroflot PJSC	948,730	$1,375,577

Alrosa PJSC	1,861,500	2,622,152

Etalon Group PLC GDR(4)	78,319	128,275

Evraz PLC	315,476	1,931,810

Federal Grid Co. Unified Energy System PJSC	1,250,240,600	2,658,352

Gazprom PJSC ADR	2,056,796	9,106,086

Globaltrans Investment PLC GDR(4)(5)	35,100	318,006

Globaltrans Investment PLC GDR(4)(5)	236,017	2,135,089

Inter RAO UES PJSC	28,782,001	1,597,607

Lenta, Ltd. GDR(1)(4)	311,877	961,349

LSR Group PJSC GDR(4)	32,005	53,618

Lukoil PJSC ADR	252,061	18,051,265

Magnitogorsk Iron & Steel Works PJSC	1,708,700	1,056,165

Mail.ru Group, Ltd. GDR(1)(4)	203,512	4,794,907

MegaFon PJSC GDR(4)	191,915	1,762,285

MMC Norilsk Nickel PJSC ADR(5)	59,048	1,112,464

MMC Norilsk Nickel PJSC ADR(5)	512,989	9,626,522

20	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)

Mobile TeleSystems PJSC	1,677,693	$5,732,752

Moscow Exchange MICEX-RTS PJSC(1)	1,352,520	1,576,617

Mosenergo PJSC	12,772,962	375,518

Novatek PJSC GDR(4)	47,573	8,128,548

Novolipetsk Steel PJSC GDR	89,024	2,040,605

PhosAgro PJSC GDR(4)	93,673	1,195,621

PIK Group PJSC	113,450	608,242

Polymetal International PLC	180,959	1,898,456

QIWI PLC ADR(1)	94,500	1,336,230

Rosneft Oil Co. PJSC GDR(4)	864,657	5,335,447

Rosseti PJSC	129,516,873	1,445,464

Rostelecom PJSC	554,268	582,632

Rostelecom PJSC ADR	31,284	189,268

RusHydro PJSC	241,400,952	1,684,596

Sberbank of Russia PJSC	7,246,770	19,556,533

Severstal PJSC GDR(4)	219,504	2,997,470

Sistema PJSFC	3,087,600	354,383

Sistema PJSFC GDR(4)	136,806	317,670

Surgutneftegas PJSC ADR	656,684	2,493,854

Surgutneftegas PJSC, PFC Shares	5,393,317	3,044,096

Surgutneftegas PJSC ADR, PFC Shares	73,700	404,613

Tatneft PJSC ADR	163,295	10,283,861

Transneft PJSC, PFC Shares	1,225	3,005,498

Unipro PJSC	7,701,000	288,146

United Wagon Co. PJSC(1)	23,700	137,363

VEON, Ltd. ADR	471,930	1,104,316

VTB Bank PJSC GDR(4)	486,602	540,867

X5 Retail Group NV GDR(4)	226,978	5,631,371

Yandex NV, Class A(1)	342,000	9,353,700

		$150,935,266

Saudi Arabia — 1.5%

Abdullah Al Othaim Markets Co.	41,082	$768,178

Al Hammadi Co. for Development and Investment	34,517	230,271

Al Rajhi Bank	126,533	2,948,766

Al Tayyar Travel Group Holding Co.	131,482	700,272

Alandalus Property Co.	102,343	390,061

Aldrees Petroleum and Transport Services Co.	20,900	205,522

Alinma Bank	119,259	729,493

Almarai Co. JSC	127,964	1,635,065

Arab National Bank	48,974	416,180

Arriyadh Development Co.	44,700	208,920

Bank AlBilad	38,550	279,235

Banque Saudi Fransi	65,833	550,817

Batic Investments and Logistic Co.(1)	18,171	184,105

Co. for Cooperative Insurance (The)(1)	16,075	258,207

Dallah Healthcare Co.	21,424	320,696

Security	Shares	Value

Saudi Arabia (continued)

Dar Al Arkan Real Estate Development Co.	931,720	$2,237,419

Emaar Economic City(1)	396,410	835,729

Etihad Etisalat Co.(1)	233,523	1,028,151

Fawaz Abdulaziz Al Hokair & Co.(1)	92,338	540,425

Jarir Marketing Co.	56,342	2,278,016

Middle East Healthcare Co.	30,400	261,888

Mobile Telecommunications Co. Saudi Arabia(1)	186,447	410,694

Mouwasat Medical Services Co.	39,812	852,812

National Agriculture Development Co. (The)(1)	38,301	300,958

National Commercial Bank	48,831	620,909

National Industrialization Co.(1)	65,180	261,735

National Medical Care Co.	25,900	347,807

Rabigh Refining & Petrochemical Co.	176,700	897,869

Riyad Bank	137,000	722,110

Sahara Petrochemical Co.	50,710	204,573

Samba Financial Group	89,776	752,852

Saudi Airlines Catering Co.	35,452	765,173

Saudi Arabian Amiantit Co.(1)	156,819	243,767

Saudi Arabian Fertilizer Co.	24,333	499,036

Saudi Arabian Mining Co.(1)	45,000	590,032

Saudi Automotive Services Co.	44,564	200,161

Saudi Basic Industries Corp.	60,743	1,881,275

Saudi British Bank (The)	48,469	421,291

Saudi Ceramic Co.(1)	42,675	220,543

Saudi Chemical Co.	54,201	448,746

Saudi Co. For Hardware CJSC	10,741	189,808

Saudi Electricity Co.	658,277	2,653,157

Saudi Ground Services Co.	69,126	567,790

Saudi Industrial Investment Group	49,800	303,311

Saudi Industrial Services Co.	93,777	270,867

Saudi International Petrochemical Co.	22,570	119,909

Saudi Kayan Petrochemical Co.(1)	82,300	289,411

Saudi Pharmaceutical Industries & Medical Appliances Corp.	15,099	118,395

Saudi Public Transport Co.	89,877	334,000

Saudi Telecom Co.	128,106	3,131,823

Saudia Dairy & Foodstuff Co.	5,419	145,012

Savola Group (The)	202,528	1,441,792

United Electronics Co.	26,771	454,654

United International Transportation Co.	52,824	369,120

Yamama Cement Co.(1)	23,300	78,958

Yanbu National Petrochemical Co.	17,800	302,762

		$38,420,528

Slovenia — 0.8%

Cinkarna Celje DD	3,106	$641,791

KRKA DD	130,011	8,608,746

21	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Slovenia (continued)

Luka Koper	26,836	$802,358

Petrol	14,032	4,999,250

Pozavarovalnica Sava DD	64,657	1,130,079

Telekom Slovenije DD	22,982	1,553,935

Zavarovalnica Triglav DD	54,756	1,902,592

		$19,638,751

South Africa — 5.9%

Absa Group, Ltd.	203,773	$2,287,082

AECI, Ltd.	108,017	625,197

African Rainbow Minerals, Ltd.	33,300	329,347

Anglo American Platinum, Ltd.	15,100	562,969

AngloGold Ashanti, Ltd.	70,634	897,315

AngloGold Ashanti, Ltd. ADR	79,199	993,947

Aspen Pharmacare Holdings, Ltd.	301,772	2,823,901

Assore, Ltd.	24,358	492,381

Astral Foods, Ltd.	26,100	290,315

AVI, Ltd.	228,000	1,616,980

Barloworld, Ltd.	463,800	3,718,111

Bid Corp., Ltd.	455,103	8,372,033

Bidvest Group, Ltd. (The)	455,103	6,537,392

Clicks Group, Ltd.	218,200	2,900,840

DataTec, Ltd.	305,900	577,862

Discovery, Ltd.	221,254	2,456,741

Exxaro Resources, Ltd.	92,500	892,323

FirstRand, Ltd.	956,285	4,355,753

Foschini Group, Ltd. (The)	104,323	1,204,733

Gold Fields, Ltd.	255,380	884,506

Grindrod Shipping Holdings, Ltd.(1)	8,765	45,921

Grindrod, Ltd.(1)	350,600	150,380

Growthpoint Properties, Ltd.	1,244,700	2,023,214

Hosken Consolidated Investments, Ltd.	33,700	290,662

Hyprop Investments, Ltd.	65,400	370,074

Impala Platinum Holdings, Ltd.(1)	133,586	340,758

Imperial Logistics, Ltd.	130,900	619,029

Investec, Ltd.	156,600	855,520

JSE, Ltd.	45,700	525,979

Kumba Iron Ore, Ltd.	22,200	436,592

Liberty Holdings, Ltd.	67,700	515,490

Life Healthcare Group Holdings, Ltd.	709,548	1,304,672

Massmart Holdings, Ltd.	48,804	352,367

MMI Holdings, Ltd.(1)	554,133	657,995

Mondi, Ltd.	134,531	2,897,874

Motus Holdings, Ltd.(1)	130,900	800,730

Mr Price Group, Ltd.	188,400	3,218,764

MTN Group, Ltd.	1,173,530	7,253,895

Murray & Roberts Holdings, Ltd.	689,700	689,235

Security	Shares	Value

South Africa (continued)

Nampak, Ltd.(1)	677,282	$652,837

Naspers, Ltd., Class N	97,460	19,513,095

Nedbank Group, Ltd.	141,600	2,700,662

Netcare, Ltd.	659,100	1,206,153

Northam Platinum, Ltd.(1)	298,659	896,235

Novus Holdings, Ltd.	43,537	12,350

Pick’n Pay Stores, Ltd.	213,731	1,008,301

Rand Merchant Investment Holdings, Ltd.	449,000	1,134,556

Redefine Properties, Ltd.	1,959,096	1,318,636

Remgro, Ltd.	237,905	3,219,496

Reunert, Ltd.	401,800	1,980,592

RMB Holdings, Ltd.	520,200	2,849,812

Sanlam, Ltd.	789,334	4,372,269

Santam, Ltd.	27,610	568,576

Sappi, Ltd.	593,587	3,367,247

Sasol, Ltd.	446,059	13,255,313

Shoprite Holdings, Ltd.	419,647	5,543,377

Sibanye Gold, Ltd.(1)	1,116,045	811,730

SPAR Group, Ltd. (The)	79,260	1,141,873

Standard Bank Group, Ltd.	505,102	6,275,644

Steinhoff International Holdings NV(1)	1,020,600	116,386

Telkom SA SOC, Ltd.	333,000	1,466,378

Tiger Brands, Ltd.	207,487	3,945,976

Tongaat Hulett, Ltd.	25,322	97,839

Truworths International, Ltd.	299,341	1,830,542

Vodacom Group, Ltd.	444,200	4,085,470

Wilson Bayly Holmes-Ovcon, Ltd.	111,180	1,021,635

Woolworths Holdings, Ltd.	355,542	1,361,665

		$151,923,524

South Korea — 5.8%

AMOREPACIFIC Corp.	10,613	$1,996,895

AMOREPACIFIC Group	19,571	1,277,070

BNK Financial Group, Inc.	55,807	366,496

Bukwang Pharmaceutical Co., Ltd.	48,120	1,073,846

Cell Biotech Co., Ltd.	7,242	182,648

Celltrion, Inc.(1)	20,612	4,140,718

Chabiotech Co., Ltd.(1)	12,772	232,826

Cheil Worldwide, Inc.	38,050	766,882

CJ CheilJedang Corp.	3,500	1,037,466

CJ Corp.	7,083	772,528

CJ Corp., PFC Shares	1,062	46,246

CJ ENM Co., Ltd.	1,122	203,093

CJ Logistics Corp.(1)	4,378	654,859

Coway Co., Ltd.	15,560	1,028,909

Daelim Industrial Co., Ltd.	6,870	631,120

Daesang Corp.	29,700	669,025

22	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Daewoo Engineering & Construction Co., Ltd.(1)	60,100	$290,176

Daewoo Industrial Development Co., Ltd.(1)	3,501	8,989

DB Insurance Co., Ltd.	9,442	594,652

DGB Financial Group Co., Ltd.	64,880	483,307

Dong-A ST Co., Ltd.	5,069	474,869

Doosan Corp.	4,600	459,636

E-MART, Inc.	8,311	1,357,272

Green Cross Corp.	2,863	349,207

Green Cross Holdings Corp.	9,800	221,021

GS Engineering & Construction Corp.	30,870	1,210,723

GS Holdings Corp.	47,154	2,178,974

Hana Financial Group, Inc.	58,027	1,887,202

Hanjin Kal Corp.	8,977	240,244

Hanjin Transportation Co., Ltd.	10,500	505,773

Hankook Tire Co., Ltd.	27,617	992,605

Hanmi Pharm Co., Ltd.	3,160	1,319,105

Hanmi Science Co., Ltd.	22,491	1,594,557

Hanwha Chemical Corp.(1)	65,820	1,193,882

Hanwha Corp.	27,900	783,701

HDC Holdings Co., Ltd.	11,087	171,324

HDC Hyundai Development Co-Engineering & Construction, Class E(1)	15,492	670,974

Hotel Shilla Co., Ltd.	12,750	874,550

Hyosung Advanced Materials Corp.(1)	2,398	221,576

Hyosung Chemical Corp.(1)	1,707	217,848

Hyosung Corp.(1)	7,385	331,366

Hyosung Heavy Industries Corp.(1)	4,991	184,776

Hyosung TNC Co., Ltd.(1)	2,316	382,483

Hyundai Department Store Co., Ltd.	5,600	453,492

Hyundai Engineering & Construction Co., Ltd.	22,703	1,111,893

Hyundai Glovis Co., Ltd.	9,736	1,124,968

Hyundai Heavy Industries Co., Ltd.(1)	1,784	205,767

Hyundai Marine & Fire Insurance Co., Ltd.	14,350	526,982

Hyundai Mobis Co., Ltd.	12,626	2,154,176

Hyundai Motor Co.	33,990	3,608,389

Hyundai Motor Co., Second PFC Shares	3,773	260,356

Hyundai Steel Co.	18,270	742,932

Hyundai Wia Corp.	6,700	217,705

InBody Co., Ltd.	11,574	226,007

Industrial Bank of Korea(1)	71,500	900,475

Kangwon Land, Inc.	36,658	1,049,453

KB Financial Group, Inc.(1)	70,107	2,924,640

KCC Corp.	1,710	472,544

Kia Motors Corp.	64,887	1,955,815

KIWOOM Securities Co., Ltd.	5,067	356,379

Korea Electric Power Corp.(1)	106,430	3,152,629

Korea Gas Corp.(1)	15,047	650,386

Security	Shares	Value

South Korea (continued)

Korea Investment Holdings Co., Ltd.	10,700	$572,260

Korea Zinc Co., Ltd.	5,700	2,207,079

Korean Air Lines Co., Ltd.	18,577	550,628

Korean Reinsurance Co.	52,474	407,092

KT Corp.(1)	16,507	440,160

KT&G Corp.(1)	49,980	4,550,506

Kumho Petrochemical Co., Ltd.	4,900	383,656

LG Chem, Ltd.	13,706	4,272,417

LG Corp.	32,997	2,066,533

LG Display Co., Ltd.(1)	33,200	538,760

LG Electronics, Inc.(1)	9,019	505,725

LG Hausys, Ltd.	4,611	233,982

LG Household & Health Care, Ltd.	3,800	3,755,600

LG Uplus Corp.	278,220	4,397,040

Lotte Chemical Corp.	7,483	1,860,513

Lotte Corp.(1)	5,150	243,315

LOTTE Fine Chemical Co., Ltd.	10,800	397,796

Lotte Shopping Co., Ltd.	4,018	758,623

LS Corp.	7,030	309,809

LS Industrial Systems Co., Ltd.	4,500	197,704

Macrogen, Inc.(1)	13,950	367,437

Medy-Tox, Inc.	3,045	1,582,381

Mirae Asset Daewoo Co., Ltd.	19,799	116,235

Naver Corp.	15,655	1,715,723

NCsoft Corp.	5,300	2,221,602

NH Investment & Securities Co., Ltd.	51,222	600,369

Nong Shim Co., Ltd.	1,100	250,161

Orion Corp. of Republic of Korea	7,895	846,716

Osstem Implant Co., Ltd.(1)	12,166	584,911

POSCO	22,605	4,944,427

Posco Daewoo Corp.	10,502	171,456

S-Oil Corp.	24,372	2,125,868

S1 Corp.	10,130	910,150

Samsung Biologics Co., Ltd.(1)	5,364	1,865,786

Samsung C&T Corp.	7,152	676,973

Samsung Card Co., Ltd.	10,660	329,332

Samsung Electro-Mechanics Co., Ltd.	12,680	1,182,050

Samsung Electronics Co., Ltd.	334,200	11,634,066

Samsung Fire & Marine Insurance Co., Ltd.	6,363	1,530,042

Samsung Life Insurance Co., Ltd.	16,204	1,185,713

Samsung SDI Co., Ltd.(1)	7,925	1,557,721

Samsung Securities Co., Ltd.	14,212	401,911

Seegene, Inc.(1)	19,291	277,426

Shinhan Financial Group Co., Ltd.(1)	84,070	2,980,793

Shinsegae, Inc.	2,179	500,307

SK Chemicals Co., Ltd.(1)	6,265	392,985

SK Discovery Co., Ltd.	5,834	136,423

23	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

SK Holdings Co., Ltd.	6,366	$1,485,391

SK Hynix, Inc.(1)	43,670	2,380,735

SK Innovation Co., Ltd.	49,396	7,928,765

SK Telecom Co., Ltd.	30,943	7,465,921

ViroMed Co., Ltd.(1)	8,815	2,019,411

Woori Bank(1)	20,809	290,991

Yuhan Corp.	7,836	1,438,035

Zyle Motor Sales Corp.(1)	4,895	7,239

		$149,131,057

Sri Lanka — 0.7%

Access Engineering PLC	3,828,963	$294,667

Aitken Spence PLC	867,213	225,392

Ceylon Tobacco Co. PLC	96,609	753,388

Chevron Lubricants Lanka PLC	1,378,614	549,180

Commercial Bank of Ceylon PLC	4,171,069	2,609,951

DFCC Bank PLC	648,984	329,512

Dialog Axiata PLC	15,786,381	872,387

Distilleries Co. of Sri Lanka PLC	1,837,926	161,749

Hatton National Bank PLC	1,908,949	2,232,632

Hemas Holdings PLC	1,663,050	809,416

John Keells Holdings PLC	6,067,440	5,265,088

Melstacorp PLC(1)	6,203,001	1,704,784

National Development Bank PLC	1,531,324	893,272

Nations Trust Bank PLC(1)	958,472	474,116

Nestle Lanka PLC	15,593	145,090

Sampath Bank PLC(1)	904,643	1,161,227

Teejay Lanka PLC	1,870,121	331,796

		$18,813,647

Taiwan — 5.9%

Advantech Co., Ltd.	133,963	$915,168

ASE Technology Holding Co., Ltd.	669,415	1,268,445

Asia Cement Corp.	1,183,967	1,309,409

Asia Optical Co., Inc.	114,000	246,026

Asustek Computer, Inc.	118,174	774,493

AU Optronics Corp.	2,104,000	836,027

Capital Securities Corp.	647,503	188,481

Catcher Technology Co., Ltd.	113,100	828,097

Cathay Financial Holding Co., Ltd.	2,145,019	3,283,659

Cathay Real Estate Development Co., Ltd.	346,500	224,782

Chang Hwa Commercial Bank, Ltd.	2,158,286	1,208,660

Cheng Shin Rubber Industry Co., Ltd.	1,410,951	1,876,776

Chicony Electronics Co., Ltd.	161,318	328,501

China Airlines, Ltd.	940,963	336,615

Security	Shares	Value

Taiwan (continued)

China Development Financial Holding Corp.	5,090,106	$1,611,875

China Life Insurance Co., Ltd.	519,639	471,530

China Motor Corp.	1,026,930	810,947

China Petrochemical Development Corp.(1)	1,006,857	359,079

China Steel Corp.	6,433,886	5,080,622

Chipbond Technology Corp.	240,000	481,912

Chong Hong Construction Co., Ltd.	165,761	416,276

Chunghwa Telecom Co., Ltd.	2,476,909	9,043,602

Clevo Co.	206,579	204,239

Compal Electronics, Inc.	465,000	263,720

Coretronic Corp.	169,387	211,271

CTBC Financial Holding Co., Ltd.	4,106,273	2,700,832

Delta Electronics, Inc.	265,356	1,116,836

E.Sun Financial Holding Co., Ltd.	2,996,398	1,960,145

Elan Microelectronics Corp.	99,687	244,824

Eternal Materials Co., Ltd.	388,561	295,917

EVA Airways Corp.	1,912,551	982,691

Evergreen Marine Corp.	1,229,879	476,875

Everlight Chemical Industrial Corp.	259,054	137,147

Far Eastern Department Stores, Ltd.	1,096,944	559,975

Far Eastern International Bank	1,065,026	346,018

Far Eastern New Century Corp.	2,069,313	1,879,258

Far EasTone Telecommunications Co., Ltd.	1,199,364	2,979,176

Faraday Technology Corp.	192,000	264,022

Feng Hsin Steel Co., Ltd.	172,000	327,184

First Financial Holding Co., Ltd.	2,808,397	1,829,625

Formosa Chemicals & Fibre Corp.	1,496,214	5,118,611

Formosa Petrochemical Corp.	985,153	3,495,835

Formosa Plastics Corp.	1,651,853	5,429,625

Formosa Taffeta Co., Ltd.	545,000	613,085

Formosan Rubber Group, Inc.	214,500	108,950

Foxconn Technology Co., Ltd.	236,305	466,585

Fubon Financial Holding Co., Ltd.	1,538,833	2,361,026

Giant Manufacturing Co., Ltd.	228,093	1,070,569

Goldsun Building Materials Co., Ltd.	617,053	167,674

Great Wall Enterprise Co., Ltd.	343,857	374,100

Highwealth Construction Corp.	325,556	476,298

Hiwin Technologies Corp.	194,261	1,401,506

Hon Hai Precision Industry Co., Ltd.	1,094,108	2,518,020

Hotai Motor Co., Ltd.	98,000	812,153

Hua Nan Financial Holdings Co., Ltd.	3,114,140	1,773,501

Huaku Development Co., Ltd.	187,010	414,358

Innolux Corp.	330,262	104,660

Inventec Corp.	1,330,753	952,186

King Yuan Electronics Co., Ltd.	711,274	534,954

Largan Precision Co., Ltd.	12,042	1,256,522

24	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

LCY Chemical Corp.	253,644	$435,341

Lite-On Technology Corp.	478,048	631,283

Macronix International Corp., Ltd.	249,322	147,983

MediaTek, Inc.	103,664	771,519

Mega Financial Holding Co., Ltd.	2,383,240	2,011,982

Merida Industry Co., Ltd.	435,907	1,953,384

Mitac Holdings Corp.	374,240	298,910

Nan Kang Rubber Tire Co., Ltd.	759,819	638,680

Nan Ya Plastics Corp.	2,404,303	5,913,009

Nanya Technology Corp.	247,165	442,627

Novatek Microelectronics Corp., Ltd.	198,479	916,316

Oriental Union Chemical Corp.	453,200	380,535

Pegatron Corp.	553,486	926,612

Phison Electronics Corp.	43,692	325,313

Pou Chen Corp.	2,168,764	2,297,367

Powertech Technology, Inc.	366,725	788,396

President Chain Store Corp.	619,120	6,237,638

Quanta Computer, Inc.	782,065	1,338,521

Radiant Opto-Electronics Corp.	206,350	569,762

Realtek Semiconductor Corp.	165,542	767,773

Ruentex Development Co., Ltd.	243,743	355,159

Ruentex Industries, Ltd.	697,171	1,782,796

Sanyang Motor Co., Ltd.	1,509,000	979,468

Shin Kong Financial Holding Co., Ltd.	3,317,472	970,167

Shin Kong Synthetic Fibers Corp.	965,996	362,090

Simplo Technology Co., Ltd.	38,652	262,075

Sino-American Silicon Products, Inc.	120,857	240,400

SinoPac Financial Holdings Co., Ltd.	4,420,980	1,479,547

Synnex Technology International Corp.	684,558	808,836

Tainan Spinning Co., Ltd.	1,445,010	561,625

Taishin Financial Holding Co., Ltd.	4,114,940	1,749,616

Taiwan Business Bank	2,084,051	701,679

Taiwan Cement Corp.	1,896,529	2,188,996

Taiwan Cooperative Financial Holding Co., Ltd.	2,624,357	1,507,641

Taiwan Mobile Co., Ltd.	1,170,052	4,052,001

Taiwan Semiconductor Manufacturing Co., Ltd.	1,401,873	10,179,321

Taiwan Tea Corp.	382,711	191,997

Tatung Co., Ltd.(1)	1,214,645	1,022,708

Teco Electric & Machinery Co., Ltd.	989,000	562,805

Tong Yang Industry Co., Ltd.	379,826	454,244

Tripod Technology Corp.	152,979	398,894

TSRC Corp.	271,887	239,396

TTY Biopharm Co., Ltd.	307,255	765,576

Tung Ho Steel Enterprise Corp.	293,385	181,367

U-Ming Marine Transport Corp.	202,000	212,191

Uni-President Enterprises Corp.	3,855,626	8,747,096

Security	Shares	Value

Taiwan (continued)

United Microelectronics Corp.	1,596,361	$577,238

Vanguard International Semiconductor Corp.	321,175	622,950

Walsin Lihwa Corp.	1,085,980	593,243

Wan Hai Lines, Ltd.	339,570	176,396

Waterland Financial Holdings	1,665,009	516,020

WPG Holdings Co., Ltd.	504,285	605,091

Yageo Corp.	35,362	366,273

YFY, Inc.	866,414	317,170

Yieh Phui Enterprise Co., Ltd.	1,096,420	367,271

Yuanta Financial Holding Co., Ltd.	4,019,729	2,020,838

Yulon Motor Co., Ltd.	512,420	303,499

		$153,347,586

Thailand — 2.9%

Advanced Info Service PCL(7)	560,800	$2,973,912

Airports of Thailand PCL(7)	2,309,500	4,561,602

AP Thailand PCL(7)	4,609,660	850,904

Bangkok Bank PCL(7)	198,400	1,238,229

Bangkok Dusit Medical Services PCL(7)	5,604,200	4,265,333

Bangkok Expressway & Metro PCL(7)	3,422,254	1,020,484

Banpu PCL(7)	2,037,000	926,968

BEC World PCL(1)(7)	1,693,300	250,833

Berli Jucker PCL(7)	497,900	776,680

Bumrungrad Hospital PCL(7)	559,800	3,222,284

Cal-Comp Electronics (Thailand) PCL(7)	1,957,091	106,480

Central Pattana PCL(7)	972,200	2,233,855

Charoen Pokphand Foods PCL(7)	1,619,600	1,224,043

CP ALL PCL(7)	1,593,800	3,365,496

Delta Electronics (Thailand) PCL(7)	1,516,370	3,238,128

Electricity Generating PCL(7)	382,000	2,911,383

Glow Energy PCL(7)	803,700	2,197,564

Hana Microelectronics PCL(7)	1,416,900	1,437,211

Home Product Center PCL(7)	1,565,760	730,678

Indorama Ventures PCL(7)	1,161,671	1,938,607

Intouch Holdings PCL(7)	927,871	1,360,761

IRPC PCL(7)	4,225,800	746,458

Italian-Thai Development PCL(1)(7)	4,014,629	264,040

Kasikornbank PCL(7)	364,900	2,075,750

KCE Electronics PCL(7)	656,600	529,207

Kiatnakin Bank PCL(7)	306,200	623,577

Krung Thai Bank PCL(7)	1,610,225	950,056

Land & Houses PCL(7)	896,600	272,960

Major Cineplex Group PCL(7)	1,583,200	1,002,135

Minor International PCL(7)	3,179,761	3,322,856

Precious Shipping PCL(1)(7)	933,750	248,412

PTT Exploration & Production PCL(7)	370,516	1,285,828

25	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)

PTT Global Chemical PCL(7)	956,405	$2,095,574

PTT PCL(7)	2,284,700	3,222,067

Quality House PCL(7)	9,121,583	734,876

Ratchaburi Electricity Generating Holding PCL(7)	578,300	901,805

Samart Corp. PCL(7)	718,600	140,196

Siam Cement PCL(7)	153,811	2,060,517

Siam City Cement PCL(7)	84,087	529,614

Siam Commercial Bank PCL(7)	439,500	1,804,057

Sino-Thai Engineering & Construction PCL(1)(7)	972,300	609,646

Super Energy Corp. PCL(1)(7)	8,463,500	137,916

SVI PCL(7)	1,450,800	217,583

Thai Airways International PCL(1)(7)	1,290,500	479,930

Thai Beverage PCL(7)	3,247,700	1,455,883

Thai Oil PCL(7)	462,600	940,174

Thai Union Group PCL(7)	1,779,692	886,216

Thanachart Capital PCL(7)	460,200	703,646

Thoresen Thai Agencies PCL(7)	2,257,887	360,930

TMB Bank PCL(7)	5,321,200	359,840

Total Access Communication PCL(7)	496,800	660,417

TPI Polene PCL(7)	14,633,600	889,974

True Corp. PCL(7)	7,849,382	1,255,274

TTW PCL(7)	4,040,000	1,538,876

WHA Corp. PCL(7)	2,277,900	299,872

		$74,437,597

Tunisia — 0.2%

Attijari Bank	54,723	$751,565

Banque de Tunisie	160,285	428,522

Banque Internationale Arabe de Tunisie	23,438	937,908

Banque Nationale Agricole(1)	93,315	437,722

Carthage Cement(1)(3)	469,841	324,581

Euro Cycles SA	34,571	213,204

Poulina Group	173,437	723,629

Societe D’Articles Hygieniques SA(1)	114,457	436,937

Societe Frigorifique et Brasserie de Tunis SA	135,340	1,069,443

Telnet Holding	110,412	355,231

Union Internationale de Banques SA	79,769	631,070

		$6,309,812

Turkey — 3.0%

AG Anadolu Grubu Holding AS	107,100	$207,466

Akbank T.A.S.	1,840,745	2,374,676

Aksa Akrilik Kimya Sanayii AS	335,654	473,075

Aksa Enerji Uretim AS(1)	1,312,563	663,227

Alarko Holding AS	404,315	158,157

Security	Shares	Value

Turkey (continued)

Anadolu Efes Biracilik ve Malt Sanayii AS	399,548	$1,556,534

Arcelik AS	1,010,459	3,010,330

Aselsan Elektronik Sanayi Ve Ticaret AS	154,326	700,392

Aygaz AS	330,198	706,298

BIM Birlesik Magazalar AS	374,373	6,153,763

Cimsa Cimento Sanayi ve Ticaret AS	116,200	165,401

Coca-Cola Icecek AS	161,900	943,037

Dogan Sirketler Grubu Holding AS(1)	2,165,468	417,247

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	735,375	378,534

Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,754,313	5,015,908

Enerjisa Enerji AS(2)	1,053,571	1,014,937

Enka Insaat ve Sanayi AS	1,566,921	1,356,504

Eregli Demir ve Celik Fabrikalari TAS	2,919,663	3,969,486

Ford Otomotiv Sanayi AS	260,260	2,455,219

Gubre Fabrikalari TAS(1)	386,800	215,961

Haci Omer Sabanci Holding AS	1,047,729	1,486,629

Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	373,901	378,545

Is Gayrimenkul Yatirim Ortakligi AS	2,448,816	498,977

Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	2,443,657	1,005,322

KOC Holding AS	1,034,806	2,769,628

Koza Altin Isletmeleri AS(1)	122,800	1,186,977

Migros Ticaret AS(1)	186,855	525,673

Net Holding AS(1)	1,199,227	443,744

Petkim Petrokimya Holding AS	1,696,103	1,611,787

Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	127,972

Soda Sanayii AS	166,303	223,119

TAV Havalimanlari Holding AS	212,009	957,440

Tekfen Holding AS	152,291	594,837

Tofas Turk Otomobil Fabrikasi AS	469,986	1,500,200

Trakya Cam Sanayii AS	904,783	517,618

Tupras-Turkiye Petrol Rafinerileri AS	427,218	9,411,304

Turk Hava Yollari AO(1)	748,507	2,271,666

Turk Sise ve Cam Fabrikalari AS	401,274	429,729

Turk Telekomunikasyon AS(1)	2,183,657	1,607,138

Turkcell Iletisim Hizmetleri AS	3,847,629	8,823,101

Turkcell Iletisim Hizmetleri AS ADR	2,894	16,264

Turkiye Garanti Bankasi AS	1,637,600	2,454,559

Turkiye Halk Bankasi AS	540,082	713,698

Turkiye Is Bankasi AS, Class C	1,157,493	987,853

Turkiye Sinai Kalkinma Bankasi AS	1,676,550	256,041

Turkiye Vakiflar Bankasi TAO, Class D	905,498	664,923

Ulker Biskuvi Sanayi AS	357,929	991,879

Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	600,228

26	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)

Yapi ve Kredi Bankasi AS(1)	1,927,043	$581,862

Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	262,604	221,949

Zorlu Enerji Elektrik Uretim AS(1)	3,437,974	799,209

		$76,596,023

United Arab Emirates — 1.5%

Abu Dhabi Commercial Bank PJSC	2,035,444	$4,515,032

Abu Dhabi National Hotels	832,200	663,997

Agthia Group PJSC	623,000	839,524

Air Arabia PJSC	6,041,100	1,677,637

Al Waha Capital PJSC	1,401,285	764,826

Aldar Properties PJSC	3,816,500	1,664,396

Arabtec Holding PJSC	1,822,819	944,546

Dana Gas PJSC	3,612,782	947,821

DP World, Ltd.	416,236	7,111,123

Dubai Financial Market PJSC	1,713,500	371,363

Dubai Investments PJSC	1,379,272	472,783

Dubai Islamic Bank PJSC	1,037,500	1,412,358

Emaar Properties PJSC	3,506,022	3,941,557

Emirates Telecommunications Group Co. PJSC	676,655	3,128,766

First Abu Dhabi Bank PJSC	2,246,889	8,624,869

National Central Cooling Co. (Tabreed)	1,050,547	494,813

RAK Properties PJSC	1,262,100	169,750

Ras Al Khaimah Co. for White Cement & Construction Materials PSC	732,778	198,670

		$37,943,831

Vietnam — 1.4%

Bank for Foreign Trade of Vietnam JSC	1,367,969	$3,167,768

Bank for Investment and Development of Vietnam JSC(1)	599,090	895,425

Bao Viet Holdings	371,340	1,427,737

Danang Rubber JSC	277,686	257,936

Development Investment Construction Corp.(1)	624,775	418,257

FLC Faros Construction JSC(1)	365,126	610,292

FPT Corp.	2	4

Gemadept Corp.	810,119	915,995

HAGL JSC(1)	1,003,770	211,747

Hoa Phat Group JSC(1)	4,228,193	5,659,306

KIDO Group Corp.	387,216	402,795

Kinh Bac City Development Share Holding Corp.(1)	590,200	336,659

Masan Group Corp.(1)	644,430	2,153,420

PetroVietnam Drilling & Well Services JSC(1)	824,017	516,454

PetroVietnam Fertilizer & Chemical JSC	342,540	329,483

PetroVietnam Gas JSC	537,240	2,009,051

PetroVietnam Technical Services Corp.	705,772	537,719

Security	Shares	Value

Vietnam (continued)

Pha Lai Thermal Power JSC	636,420	$497,808

Saigon Securities, Inc.	143,640	165,381

Song Da Urban & Industrial Zone Investment and Development JSC	2	2

Tan Tao Investment & Industry JSC(1)	2,064,767	273,128

Vietjet Aviation JSC	268,574	1,386,635

Vietnam Construction and Import-Export JSC	459,600	447,396

Vietnam Dairy Products JSC	890,400	4,618,353

Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	684,823	571,732

Vietnam National Petroleum Group	309,590	706,785

Vincom Retail JSC(1)	170,213	204,574

Vingroup JSC(1)	1,717,244	7,067,101

Vinh Son - Song Hinh Hydropower JSC	750,120	541,876

		$36,330,819

Total Common Stocks (identified cost $2,145,764,237)		$2,569,312,636

Rights(1) — 0.0%(6)
Security	Shares	Value

Attijari Bank, Exp. 5/25/48	22	$0

Banque Nationale Agricole, Exp. 6/20/48	5	0

Lafarge Africa PLC, Exp. 1/22/19	5,197,052	1,430

Marcopolo SA, Exp. 1/17/19	16,578	3,678

Societe D’Articles Hygieniques SA, Exp. 8/6/48	7	0

Societe D’Articles Hygieniques SA, Exp. 12/3/48	114,457	21,443

Total Rights (identified cost $29,021)		$26,551

Warrants(1) — 0.0%(6)
Security	Shares	Value

Datasonic Group Bhd, Exp. 7/5/23, Strike MYR 1.09	797,200	$14,468

Total Warrants (identified cost $0)		$14,468

Total Investments — 99.7% (identified cost $2,145,793,258)		$2,569,353,655

Other Assets, Less Liabilities — 0.3%		$7,629,328

Net Assets — 100.0%		$2,576,982,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

27	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Portfolio of Investments (Unaudited) — continued

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2018, the aggregate value of these securities is $8,834,544 or 0.3% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At December 31, 2018, the aggregate value of these securities is $46,992,504 or 1.8% of the Fund’s net assets.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value

Hong Kong Dollar	9.7%	$248,643,701

United States Dollar	8.8	226,683,543

South African Rand	7.3	189,233,719

New Taiwan Dollar	5.9	153,347,586

South Korean Won	5.8	149,131,057

Indian Rupee	5.8	148,956,265

Brazilian Real	5.6	144,968,557

Mexican Peso	5.4	140,005,239

Polish Zloty	3.0	77,557,848

New Turkish Lira	3.0	76,579,759

Indonesian Rupiah	3.0	76,099,834

Philippine Peso	2.9	75,489,974

Malaysian Ringgit	2.9	74,156,423

Thai Baht	2.8	72,981,714

Euro	2.6	66,645,163

Chilean Peso	2.2	57,399,906

Kuwaiti Dinar	2.0	51,509,013

Russian Ruble	1.9	47,701,693

Chinese Yuan Renminbi	1.5	37,570,713

United Arab Emirates Dirham	1.4	37,232,448

Qatari Riyal	1.4	37,007,270

Vietnamese Dong	1.4	36,330,819

Colombian Peso	1.1	27,183,336

Other currency, less than 1% each	12.3	316,938,075

Total Investments	99.7%	$2,569,353,655

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	20.3%	$522,668,356

Communication Services	11.8	303,418,751

Materials	11.4	294,153,189

Consumer Staples	10.3	264,607,909

Industrials	9.9	254,175,497

Energy	9.1	235,070,552

Consumer Discretionary	7.6	195,530,922

Utilities	6.4	164,607,635

Real Estate	4.5	116,197,706

Health Care	4.3	111,685,073

Information Technology	4.1	107,238,065

Total Investments	99.7%	$2,569,353,655

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PCL	–	Public Company Ltd.

PFC Shares	–	Preference Shares

Currency Abbreviations:

MYR	–	Malaysian Ringgit

28	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2018

Unaffiliated investments, at value (identified cost, $2,145,793,258)	$2,569,353,655

Cash	204,242

Foreign currency, at value (identified cost, $5,627,571)	5,602,022

Dividends receivable	5,020,991

Receivable for investments sold	22,091,932

Receivable for Fund shares sold	3,864,557

Tax reclaims receivable	200,383

Total assets	$2,606,337,782

Liabilities

Demand note payable	$15,000,000

Payable for investments purchased	336,721

Payable for Fund shares redeemed	8,916,331

Payable to affiliates:

Investment adviser fee	1,027,654

Administration fee	1,141,838

Accrued foreign capital gains taxes	2,871,955

Accrued expenses	60,300

Total liabilities	$29,354,799

Net Assets	$2,576,982,983

Sources of Net Assets

Paid-in capital	$2,267,418,022

Distributable earnings	309,564,961

Total	$2,576,982,983

Institutional Class Shares

Net Assets	$2,576,982,983

Shares Outstanding	58,070,478

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$44.38

29	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended December 31, 2018

Dividends (net of foreign taxes, $6,454,219)	$41,788,368

Interest	15,562

Total investment income	$41,803,930

Expenses

Investment adviser fee	$6,800,639

Administration fee	7,556,266

Interest expense and fees	105,001

Total expenses	$14,461,906

Net investment income	$27,342,024

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $271,615)	$(56,020,442)

Foreign currency transactions	(1,255,910)

Net realized loss	$(57,276,352)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $283,083)	$(172,124,970)

Foreign currency	117,594

Net change in unrealized appreciation (depreciation)	$(172,007,376)

Net realized and unrealized loss	$(229,283,728)

Net decrease in net assets from operations	$(201,941,704)

30	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018

From operations —

Net investment income	$27,342,024	$67,340,381

Net realized gain (loss)	(57,276,352)	62,629,778

Net change in unrealized appreciation (depreciation)	(172,007,376)	11,032,052

Net increase (decrease) in net assets from operations	$(201,941,704)	$141,002,211

Distributions to shareholders(1) —

Institutional Class	$(57,500,535)	$(64,914,501)

Distributions to shareholders	$(57,500,535)	$(64,914,501)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$118,288,969	$384,045,332

Net asset value of shares issued to shareholders in payment of distributions declared	51,412,970	59,165,671

Cost of shares redeemed	(591,049,762)	(672,980,908)

Redemption fees	—	756,888

Net decrease in net assets from Fund share transactions	$(421,347,823)	$(229,013,017)

Net decrease in net assets	$(680,790,062)	$(152,925,307)

Net Assets

At beginning of period	$3,257,773,045	$3,410,698,352

At end of period	$2,576,982,983	$3,257,773,045 (2)

(1)

For the year ended June 30, 2018, the source of distributions was from net investment income. The current period presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated distributions in excess of net investment income of $(114,522) at June 30, 2018. The requirement to disclose the corresponding amount as of December 31, 2018 was eliminated.

31	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Financial Highlights

	Institutional Class

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$48.590		$47.740	$41.370	$46.230	$52.430	$45.870

Income (Loss) From Operations

Net investment income(1)	$0.431		$0.967	$0.777	$0.799	$0.838	$0.805

Net realized and unrealized gain (loss)	(3.639)		0.811	6.232	(5.019)	(6.134)	6.518

Total income (loss) from operations	$(3.208)		$1.778	$7.009	$(4.220)	$(5.296)	$7.323

Less Distributions

From net investment income	$(1.002)		$(0.939)	$(0.699)	$(0.802)	$(0.981)	$(0.854)

Total distributions	$(1.002)		$(0.939)	$(0.699)	$(0.802)	$(0.981)	$(0.854)

Redemption fees(1)(2)	$—		$0.011	$0.060	$0.162	$0.077	$0.091

Net asset value — End of period	$44.380		$48.590	$47.740	$41.370	$46.230	$52.430

Total Return(3)	(6.59	)%(4)	3.63%	17.34%	(8.64)%	(9.93)%	16.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,576,983		$3,257,773	$3,410,698	$2,850,969	$3,697,968	$3,886,328

Ratios (as a percentage of average daily net assets):

Expenses	0.96	%(5)(6)	0.95%	0.95%	0.95%	0.95%	0.95%

Net investment income	1.81	%(5)	1.86%	1.75%	1.99%	1.71%	1.65%

Portfolio Turnover	2	%(4)	6%	8%	2%	10%	6%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of September 1, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes interest expense of 0.01%.

32	See Notes to Financial Statements.

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Institutional Class shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

33

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

As of December 31, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 were subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 were subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 were not subject to a redemption fee. The redemption fee was accounted for as an addition to paid-in capital. Effective September 1, 2016, Fund shares are no longer subject to a redemption fee.

J  Interim Financial Statements — The interim financial statements relating to December 31, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At June 30, 2018, the Fund, for federal income tax purposes, had deferred capital losses of $20,119,829 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at June 30, 2018, $8,424,903 are short-term and $11,694,926 are long-term.

34

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,182,157,543

Gross unrealized appreciation	$778,691,031

Gross unrealized depreciation	(391,494,919)

Net unrealized appreciation	$387,196,112

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the six months ended December 31, 2018, the investment adviser fee amounted to $6,800,639. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the six months ended December 31, 2018, the administration fee amounted to $7,556,266. Pursuant to a sub-administrative services agreement with Parametric, EVM pays Parametric a portion of its administration fee for sub-administrative services provided to the Fund. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

EVM identified certain shareholder redemption transactions for which redemption fees, which were discontinued effective September 1, 2016, were inadvertently not charged that related to the year ended June 30, 2017 and prior years. Redemption fees identified during the year ended June 30, 2018 aggregated $756,888, which were paid to the Fund by EVM. Such payment has been included in redemption fees in the Statements of Changes in Net Assets.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended December 31, 2018, no significant amounts have been deferred. Trustees’ fees incurred by the Fund are paid by EVM. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $72,755,949 and $518,294,709, respectively, for the six months ended December 31, 2018.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018

Sales	2,541,431	7,355,274

Issued to shareholders electing to receive payments of distributions in Fund shares	1,166,885	1,143,077

Redemptions	(12,684,956)	(12,887,177)

Net decrease	(8,976,640)	(4,388,826)

For the year ended June 30, 2018, the Fund received $756,888 in redemption fees (see Note 3).

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated

35

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Notes to Financial Statements (Unaudited) — continued

short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At December 31, 2018, the Fund had a balance outstanding pursuant to this line of credit of $15,000,000 at an interest rate of 3.40%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at December 31, 2018. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2018. Average borrowings and the average annual interest rate (excluding fees) for the six months ended December 31, 2018 were $4,638,000 and 3.27%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$18,253,417	$1,157,221,143		$30,601	$1,175,505,161

Emerging Europe	17,660,270	433,127,988		0	450,788,258

Latin America	466,517,066	1,194,015		174,004	467,885,085

Middle East/Africa	5,094,731	469,669,151		370,250	475,134,132

Total Common Stocks	$507,525,484	$2,061,212,297	**	$574,855	$2,569,312,636

Rights	$25,121	$1,430		$—	$26,551

Warrants	14,468	—		—	14,468

Total Investments	$507,565,073	$2,061,213,727		$574,855	$2,569,353,655

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended December 31, 2018 is not presented.

36

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

	Number of Shares
Nominee for Trustee	For	Withheld

Mark R. Fetting	36,704,985	2,172,136

Keith Quinton	36,706,694	2,170,428

Marcus L. Smith	36,341,683	2,535,439

Susan J. Sutherland	36,705,727	2,171,394

Scott E. Wennerholm	36,704,353	2,172,768

Results are rounded to the nearest whole number.

37

Parametric

Tax-Managed Emerging Markets Fund

December 31, 2018

Officers and Trustees

Officers of Parametric Tax-Managed Emerging Markets Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed Emerging Markets Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7736    12.31.18

Item 2. Code of Ethics

Not required in this filing

Item 3. Audit Committee Financial Expert

Not required in this filing

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 25, 2019